UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.
(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.
3300 IDS Center, 80 S. 8th Street
Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	March 31, 2010
Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:
Sit Tax-Free Income Fund (Series A)
Sit Minnesota Tax-Free Income Fund (Series B)
Sit High Income Municipal Bond Fund – Class I (Series D)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Market Value (1)
Municipal Bonds (90.4%) (2)
Alabama (1.0%)
	415,000	ASMS Pub. Educ. Bldg. Rev Series 2006-B (ASMSF LLC Proj.), 4.38%, 9/1/26	415,402
	215,000	Birmingham-Southern College Private Educ. Bldg. Rev. Series 1997, 5.35%, 12/1/19	201,223
		Dallas Co. Public Bldg. Auth. Rev. Series 1999 (Jail Proj.):
	290,000	5.80%, 12/1/13	296,409
	305,000	5.90%, 12/1/14	311,673
	290,000	University West Rev. Series 1999, 5.10%, 1/1/19	290,856
			1,515,563
Arizona (3.5%)
	1,079,792	Arizona Hlth. Facs. Auth. Rev. Series 2007-A (New Ariz. Family Proj.), 5.25%, 7/1/27	862,732
		Pima Co. Indl. Dev. Auth. Educ. Rev.:
	225,000	Series 2004-I (AZ Charter Schools Proj.), 5.00%, 7/1/12	224,618
	245,000	Series 2004-I (AZ Charter Schools Proj.), 6.10%, 7/1/24	230,508
	250,000	Series 2004-A (Noah Webster Basic School Proj.), 5.25%, 12/15/16	244,645
	210,000	Series 2005-M (AZ Charter Schools Proj.), 5.70%, 7/1/23	245,927
	490,000	Series 2006 (Choice Educ. & Dev. Corp. Proj.), 6.00%, 6/1/16	464,736
	405,000	Series 2007-A (American Charter Schools Foundation Proj.), 5.125%, 7/1/15	401,833
	530,000	Series 2007-O (AZ Charter Schools Proj.), 4.65%, 7/1/14	510,697
	400,000	Ref. Series 2007 (Tucson Country Day School Proj.), 5.00%, 6/1/22	355,304
	500,000	Series 2007 (Center For Academic Success Proj.), 5.38%, 7/1/22	459,875
	250,000	Series 2008-A (Coral Academy Science Proj.), 6.38%, 12/1/18	250,385
	250,000	Pima Co. Indl. Dev. Auth. Rev. Series 2008 (Tucson Elec. Power), 5.75%, 9/1/29	254,375
	500,000	Quail Creek Cmnty. Fac. Dist. G.O. Series 2006, 5.15%, 7/15/16	479,345
	500,000	Westpark Cmnty. Facilities Dist. G.O. Series 2006, 4.90%, 7/15/16	474,495
			5,459,475
Arkansas (0.1%)
	200,000	Independence Co. Pollution Ctrl. Rev. Ref. Series 2005 (Entergy, Inc. Proj.), 5.00%, 1/1/21	200,070

California (8.4%)
	500,000	Agua Caliente Band Cahuilla Indians Rev. Series 2003, 6.00%, 7/1/18	488,725
	350,000	CA Co. Tobacco Securitization Agy. Asset-Backed Conv. Bond Rev. Series 2007-B, 5.10%, 6/1/28	291,739
		CA Co. Tobacco Securitization Agy. Rev. Series 2007-A (Golden Gate Tob. Proj.):
	340,000	4.50%, 6/1/21	304,341
	500,000	5.00%, 6/1/36	368,375
		CA Cmnty. Hsg. Fin. Agy. Lease Rev. Pass Thru Oblig.:
	120,000	Series 2005-D, 4.88%, 4/1/12	98,173
	350,000	Series 2005-F, 4.85%, 11/1/12	286,083
		CA Hsg. Fin. Agy. Home Mtg. Rev. Series 2008-L:
	250,000	5.20%, 8/1/28	249,697
	250,000	5.50%, 8/1/38	249,632
	500,000	CA Sch. Facs. Fin. Auth. Rev. Series 2010-A, zero coupon, 6.00% effective yield, 8/1/29	353,720
	500,000	CA Dept. Vet. Affairs Home Purchase Rev. Series 2002-A, 5.35%, 12/1/27	505,840
	495,000	CA Govt. Fin. Auth. Lease Rev. Series 2003-A (Placer Co. Transportation Proj.), 6.00%, 12/1/28	504,291
	250,000	CA Fin. Auth. Rev. Series 2009-A (Kern Regl. Ctr. Proj.), 6.88%, 5/1/25	265,562
	600,000	CA Fin. Auth. Educ. Rev. Series 2006-A (American Heritage Educ. Fndtn. Proj.), 5.25%, 6/1/26	558,888
	500,000	CA Infrastructure & Econ. Dev. Rev. Series 2009-A (CA Indpt. Sys. Operator Proj.), 6.00%, 2/1/30	528,200
		CA Public Works Board Lease Rev. Series 1993-A (Various CA State Univ. Proj.):
	210,000	5.25%, 12/1/13	210,596
	625,000	5.50%, 12/1/18	626,737
	500,000	CA Statewide Cmntys. Dev. Auth. Rev. Series 2007 (Lancer Educ. Student Hsg. Proj.), 5.40%, 6/1/17	487,320
	450,000	CA Statewide Cmntys. Dev. Auth. Spl. Tax Series 2007-1 (Orinda Proj.), 6.00%, 9/1/29	395,122
	585,000	CA Statewide Cmntys. Dev. Auth. Multifamily Rev. Series 2001 (Orange Tree Proj.)
		(GNMA collateralized), 6.15%, 11/20/36	698,045
	250,000	CA Statewide Cmntys. Dev. Auth. Sch. Facs. Rev. Series 2010 (Aspire Pub. Schs.), 5.00%, 7/1/20	255,735
	235,000	Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)(FSA insured), 5.70%, 8/1/23	235,698
	500,000	Hartnell Cmnty. College G.O. Series 2009-D, zero coupon, 7.00% effective yield, 8/1/34	251,925
	500,000	Hawthorne Sch. Dist. C.O.P. Series 2009-A, zero coupon, 6.00% effective yield, 12/1/29	383,415
	500,000	Northern CA Gas Auth. No. 1 Rev. Series 2007, variable rate, 7/1/27	323,750
	600,000	Redondo Beach School District G.O. Series, zero coupon, 6.38% effective yield, 8/1/34	425,826
	500,000	Richmond Cmnty. Redev. Agy. Tax Alloc. Series 2010-A, 6.00%, 9/1/30	501,840
	500,000	Sacramento Co. Wtr. Fin. Auth. Rev. Series 2007-B, variable rate, 6/1/39	286,875
	1,000,000	San Bernardino City. Sch. Dist. G.O. Cap. Appreciation Series 2007 (NATL insured), zero coupon, 4.72% effective yield, 8/1/29	281,560

TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Market Value (1)
	500,000	San Francisco City & Co. C.O.P. Series 2000 (San Bruno Jail Proj.), 5.25%, 10/1/33	503,425
	250,000	San Joaquin Hills Toll Rd. Rev. Refunding Series 1997-A, 5.25%, 1/15/30	223,120
	320,000	Santa Paula Utilities Auth. Rev. Series 2010-A (Wastewater Enterprise), 5.00%, 2/1/30	320,710
		Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev. Series 2006:
	40,000	4.50%, 3/1/11	39,987
	385,000	4.88%, 3/1/16	349,445
	350,000	Southwest Cmnty. Fin. Auth. Rev. Series 2008 (Riverside Co. Proj.), 6.00%, 5/1/24	378,560
	500,000	Tustin Uni. Sch. Dist. G.O. Cap. App. Series 2010-D, zero coupon, 6.05% effective yield, 8/1/28	297,245
	500,000	Val Verde Uni. Sch. Dist. G.O. Cap. App. Series 2010-B, zero coupon, 6.13% effective yield, 8/1/34	243,240
	500,000	Westminster G.O. Series 2009-A1, zero coupon, 5.37% effective yield, 8/1/24	231,815
			13,005,257
Colorado (3.3%)
	625,000	CO HFA Single Family Program Senior Series 2008-A-5, 5.00%, 11/1/34	633,381
		CO Educ. & Cultural Facs. Auth. Indpt. Sch. Rev. Series 2010:
	500,000	(Vail Mountain Sch. Proj.), 6.00%, 5/1/30	502,530
	250,000	(CO Springs Charter Academy Proj.), 5.60%, 7/1/34	251,520
	70,000	CO Hlth. Fac. Auth. Rev. Series 2000-A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11	70,302
	500,000	CO Hsg. & Fin. Auth. Single Family Mtg. Rev. Series 2009-A1, 5.50%, 11/1/29	528,250
	250,000	CO Hlth. Facs. Auth. Rev. Series 2009-A (Hlth. Care Facs. - Amern. Baptist), 6.50%, 8/1/15	249,875
	1,000,000	Compark Business Campus Met. Dist. Ref. & Impt. G.O. Series 2007-A, 5.75%, 12/1/27	849,370
	250,000	Denver City & Co. Excise Tax Rev. Ref. Series 2009-A, 6.00%, 9/1/23	286,540
	970,000	Denver Hlth. & Hosp. Auth. Healthcare Rev. Series 2007-B, variable rate, 12/1/33	666,875
	747,045	Lyons Rev. Series 2006 (Longmont Humane Soc. Proj.), 4.75%, 11/30/16	688,970
	500,000	Maher Ranch Met. Dist. No. 4 Ref. G.O. Series 2007 (Radian insured), 5.25%, 12/1/36	407,045
			5,134,658
Connecticut (1.2%)
	500,000	CT Hsg. Fin. Auth. Rev. Series 2010-A2, 4.75%, 11/15/35	504,875
	250,000	CT Dev. Auth. First Mtge. Gross Rev. Series 1997 (Church Homes, Inc.), 5.70%, 4/1/12	250,380
	500,000	Hamden Fac. Rev. Series 2009-B (Whitney Ctr. Proj.), 6.13%, 1/1/14	496,050
	500,000	Harbor Point Infrastructure Impt. Dist. Special Oblig. Rev. Series 2010-A, 7.00%, 4/1/22	524,405
	300,000	Mashantucket Western Pequot Sub. Special Rev. Series 1997-B, 5.75%, 9/1/18 (3)	152,997
			1,928,707
Delaware (0.2%)
	500,000	Millsboro Spl. Oblig. Rev. Series 2007-A (Plantation Lakes Spl. Dev. Proj.), 5.45%, 7/1/36	356,755

Florida (5.9%)
		Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A:
	335,000	(Golf Villas, Rivermill, and Village Square Apts. Proj.), 4.75%, 6/1/13	263,132
	1,000,000	(American Opportunity Proj.), 5.88%, 6/1/38	431,510
	25,000	Clearwater Hsg. Auth. Rev. Ref. Series 1997 (Hamptons At Clearwater Proj.), 5.40%, 5/1/13	25,115
	435,000	Concorde Estates Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2004-B, 5.00%, 5/1/11 (3)	193,575
	400,000	Connerton West Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2007-B, 5.13%, 5/1/16 (3)	153,840
	100,000	Fiddlers Creek Cmnty. Dev. Dist. No. 2 Spl. Assmt. Rev. Series 2003-B, 5.75%, 5/1/13 (3)	39,000
	25,000	FL Brd. Pub. Educ. Cap. Outlay G.O. Ref. Series 1989-A, 5.00%, 6/1/24	25,082
	40,000	FL Correctional Privatization Commn. Certificate of Participation Series 1995-B (Polk Co. 350 Bed Youth Proj.), 5.00%, 8/1/17	40,052
	50,000	Forest Creek Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2005-B, 7.00%, 11/1/13	38,958
		Highlands Co. Hlth. Facs. Auth. Rev. (Adventist Health):
	80,000	Series 2005-B, 5.00%, 11/15/30	80,070
	500,000	Series 2005-C, 5.00%, 11/15/31	495,435
	250,000	Gramercy Farms Cmnty. Dev. Dist. Spl. Assessment Series 2007-B, 5.10%, 5/1/14 (3)	109,900
	490,000	Jacksonville Econ. Dev. Commn. Hlth. Care Facs. Rev. Ref. Series 2007-A, 6.00%, 9/1/17	500,530
	500,000	Lake Ashton Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 11/1/11 (3)	187,300
	1,000,000	Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 2007-A (Lee Charter Foundation), 5.25%, 6/15/27	858,860
	250,000	Leesburg Cap. Impt. Rev. Series 2004, 5.25%, 10/1/34	251,112
	250,000	Magnolia Creek Cmnty. Dev. Dist. Rev. Series 2007-B, 5.60%, 5/1/14 (3)	154,732
	500,000	Miami Beach Hlth. Facs. Auth. Hosp. Rev. Series 1998 (Mt. Sinai Med. Ctr. Proj.), 5.38%, 11/15/28	432,435
	100,000	Miami Beach Stormwater Rev. Series 2000 (FGIC insured), 5.25%, 9/1/25	101,610
	265,000	Miami-Dade Co. Spl. Obligation Sub. Series 1997-B, zero coupon, 5.44% effective yield, 10/1/33	57,632
	40,000	Miami-Dade Co. Pub. Service Tax Rev. Series 1999 (UMSA Pub. Impts. Proj.), 5.00%, 10/1/23	40,362
	1,000,000	New River Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 5/1/13 (3)	479,900
	60,000	Orlando & Orange Co. Expressway Auth. Rev. Jr. Lien Series 1998, 5.00%, 7/1/28	60,008
	90,000	Palm Beach Co. Hlth. Fac. Auth. Rev. Series 1993 (Jupiter Med. Ctr. Inc. Proj.), 5.25%, 8/1/18	90,095
	10,000	Parklands Lee Cmnty. Dev. Dist. Spl. Assmt. Series 2004-B, 5.13%, 5/1/11 (3)	4,995

TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Market Value (1)
	750,000	Riverwood Estates Cmnty. Dev. Dist. Spl. Assessment Series 2006-B, 5.00%, 5/1/13 (3)	134,550
	750,000	Sarasota Co. Hlth. Facs. Auth. Retirement Rev. Ref. Series 2007 (Village on the Isle), 5.50%, 1/1/27	682,530
	250,000	Sarasota Natl. Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2007, 5.30%, 5/1/39 (3)	61,200
	500,000	Seminole Tribe Spl. Oblig. Rev. Series 2007-A, 5.50%, 10/1/24	469,840
	400,000	South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc. Proj.), 5.80%, 10/1/34	404,364
	1,000,000	Stoneybrook South Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 5.45%, 11/1/15 (3)	429,600
	750,000	Tolomato Cmnty. Dev. Dist. Spl. Assmt. Series 2007, 6.38%, 5/1/17	692,970
	670,000	Waters Edge Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 11/1/12 (3)	396,104
	500,000	Waterset North Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 6.55%, 11/1/15 (3)	314,175
	250,000	West Orange Healthcare Dist. Rev. Series 2001-A, 5.80%, 2/1/31	250,923
	50,000	West Villages Impt. Dist. Spl. Assmt. Rev. Series 2006 (Unit of Dev. No. 3), 5.50%, 5/1/37 (3)	23,020
	450,000	Zephyr Ridge Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2006-B, 5.25%, 5/1/13 (3)	179,240
			9,153,756
Georgia (1.5%)
	500,000	Atlanta Arpt. Rev. Series 2000-A, 5.75%, 1/1/20	506,875
	1,405,000	East Point Tax Allocation Series 2002-A, 8.00%, 2/1/26	1,427,353
	225,000	Gainesville & Hall Co. Dev. Auth. Rev. Series 2009-A2, 6.38%, 11/15/29	233,577
	250,000	Medical Ctr. Hosp. Auth. Rev. Ref. Series 2007 (Spring Harbor Green Isl. Proj.), 5.25%, 7/1/27	212,413
			2,380,218
Hawaii (0.6%)
	500,000	HI Pac. Health Special Purpose Rev. Series 2010-A, 5.25%, 7/1/30	489,100
	500,000	HI Dept. Budget & Fin. Special Purpose Rev. Series 2009-C2, 6.40%, 11/15/14	504,920
			994,020
Idaho (0.5%)
		ID Hsg. & Fin. Assn. Nonprofit Facs. Rev. Series 2008-A:
	250,000	(Idaho Arts Charter School Proj.), 5.50%, 12/1/18	240,860
	250,000	(Liberty Charter School Proj.), 5.50%, 6/1/21	250,465
	250,000	(Victory Charter School Proj.), 5.63%, 7/1/21	248,080
			739,405
Illinois (9.1%)
	15,000	Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Ref. Series 1992-A (Section 8), 6.85%, 7/1/22	15,028
	500,000	Harvey Ref. & Impt. G.O. Series 2007-A, 5.50%, 12/1/27	469,590
	500,000	IL DFA Rev. Ref. Series 2007 (Chicago Charter School Fdn. Proj.), 5.00%, 12/1/36	444,390
	500,000	IL Fin. Auth. Rev. Ref. Series 2007-A (Christian Homes, Inc. Proj.), 5.25%, 5/15/12	500,320
	65,000	IL DFA Refunding & New Money Rev. Series 1998-A (Cmty. Rehab. Program), 5.70%, 7/1/19	63,571
		IL Fin. Auth. Rev.:
	500,000	Ref. Series 2006 (Luther Hillside Village Proj.), 5.25%, 2/1/37	450,455
	700,000	Series 2006-A (Three Crowns Park Plaza Proj.), 5.88%, 2/15/38	611,912
	500,000	Series 2006 (Tabor Hills Supportive Living Proj.), 5.25%, 11/15/26	428,530
	500,000	Series 2006-A (Montgomery Place Proj.), 5.75%, 5/15/38	413,790
	350,000	Series 2007-A (Sedgebrook, Inc. Fac. Proj.), 5.40%, 11/15/16 (3)	122,500
		IL Fin. Auth. Sports Fac. Rev.:
		Series 2007-A (United Sports Org. of Barrington Proj.):
	500,000	6.13%, 10/1/27 (3)	299,440
	500,000	6.25%, 10/1/37 (3)	293,120
	1,000,000	Series 2008 (North Shore Ice Arena Proj.), 6.25%, 12/1/38	804,710
		IL Hlth. Facs. Auth. Rev.:
	210,000	Series 1994 (Ingalls Hlth. Sys. Proj.), 6.25%, 5/15/14	211,877
	175,000	Series 2002 (Elmhurst Mem. Healthcare Proj.), 6.25%, 1/1/17	180,542
		Lombard Public Facs. Corp. Rev. First Tier:
		Series 2005-A1 (Conference Ctr. & Hotel Proj.):
	115,000	6.38%, 1/1/15	104,614
	550,000	5.50%, 1/1/25	396,687
	1,925,000	Series 2005-B (Conference Ctr. & Hotel Proj.), 5.25%, 1/1/36	1,925,905
	2,000,000	Malta Tax Allocation Rev. Series 2006, 5.75%, 12/30/25	1,274,940
	909,000	Manhattan Spl. Service Area Spl. Tax No. 07-6 Series 2007 (Groebe Farm-Stonegate), 5.75%, 3/1/22	570,888
	500,000	Metropolitan Pier & Expo Rev. Refunding Series 1996-A (McCormick Proj.), 5.25%, 6/15/27	500,265
		Southwestern IL Dev. Auth. Rev.:
	2,475,000	Series 1999 (Anderson Hosp. Proj.), 5.63%, 8/15/29	2,380,950
	665,000	Ref. Series 2008-A (Local Govt. Prog.), 7.00%, 10/1/22	628,891
	465,000	Series 2006 (Village of Sauget Proj.), 5.63%, 11/1/26	339,571
	145,000	Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.), 6.05%, 12/1/11	151,421
	440,000	Will Co. Spl. Educ. Rev. Series 2006, 5.40%, 1/1/18	467,346
			14,051,253

TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Market Value (1)
Indiana (2.3%)
	250,000	Crown Point Economic Dev. Rev. Series 2009-C2 (Wittenberg Vlg. Proj.), 6.50%, 11/15/13	250,137
	100,000	Elkhart Co. Ind. Hosp. Auth. Rev. Series 1998 (Elkhart General Hosp. Proj.), 5.25%, 8/15/28	97,484
	400,000	Hammond Pub. Impt. Bd. Rev. Series 2010-A, 6.50%, 8/15/25	413,012
	500,000	IN Fin. Auth. Hosp. Rev. Series 2010 (Floyd Mem. Hosp & Hlth. Proj.), 5.13%, 3/1/30	477,020
	215,000	IN Hlth. Fac. Fin. Auth. Hlth. Fac. Rev. Series 1998 (Holy Cross Health Sys. Corp.), 5.00%, 12/1/28	215,084
		IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
		Series 1993 (Community Hosp. of Anderson Proj.):
	75,000	6.00%, 1/1/14	75,182
	280,000	6.00%, 1/1/23	280,230
	300,000	Ref. Series 1998 (Jackson Proj.), 5.13%, 2/15/17	300,204
		Series 2001-A (Community Foundation Northwest IN):
	360,000	6.38%, 8/1/21	368,410
	50,000	6.38%, 8/1/31	50,573
	250,000	IN Fin. Auth. Rev. Series 2009-A (Drexel Fndtn Educ. Facs. Proj.), 6.00%, 10/1/21	258,577
	400,000	St. Joseph Co. Hosp. Auth. Hlth. Fac. Rev. Series 2005 (Madison Ctr.), 5.25%, 2/15/28 (3)	221,880
	500,000	Vigo Co. Hosp. Auth. Rev. Series 2007 (Union Hosp. Inc. Proj.), 5.50%, 9/1/27	479,590
			3,487,383
Iowa (1.1%)
	405,000	Dickinson Co. Hsg. Sr. Rev. Series 2006-A (Spirit Lake - GEAC LLC Proj.), 5.38%, 12/1/16	383,341
	410,000	IA Fin. Auth. Sr. Hsg. Rev. Ref. Series 2007-A (Walnut Ridge Proj.), 5.00%, 12/1/14	377,507
	500,000	IA Fin. Auth. Sr. Living Fac. Rev. Series 2007-A (Deerfield Ret. Cmnty., Inc.), 5.00%, 11/15/21	370,375
	500,000	IA Student Loan Liquidity Corp. Rev. Series 2009, 5.25%, 12/1/24	519,945
			1,651,168
Kansas (0.5%)
	500,000	Overland Pk. Transn. Dev. Dist. Sales Tax Rev. Series 2010 (Oak Park Mall Proj.), 5.90%, 4/1/32	501,785
	500,000	Wyandotte Co. Govt. Special Oblig. Rev. Series 2010-B, zero coupon, 6.07% effective yield, 6/1/21	265,890
			767,675
Louisiana (3.4%)
	309,370	Denham Springs - Livingston Hsg. & Mtg. Rev Series 2007, 5.00%, 11/1/40	312,300
	1,200,000	Jefferson Parish Fin. Auth. Single Family Mtg. Rev. Series 2007-D, 5.00%, 6/1/38	1,241,868
	100,000	Juban Park Cmnty. Dev. Dist. Special Assessment Series 2006, 5.15%, 10/1/14	91,599
	150,000	Layayette Pub. Fin. Auth. Single Family Mortgage Backed Rev. Series 2007, 5.35%, 1/1/41	154,345
		LA Hsg. Fin. Agy. Single Family Mtg. Rev.:
	1,880,000	Series 2007-B1, 5.70%, 12/1/38	2,008,799
	200,000	Series 2008-B (Home Ownership Program), 6.00%, 12/1/28	214,682
	750,000	LA Public Facs. Auth. Rev. Ref. Series 2007-A2 (Tulane Univ. Proj.), variable rate, 2/15/36	553,125
	250,000	New Orleans Aviation Board Rev. Series 2009-A, 6.00%, 1/1/25	261,855
	525,000	St. John Baptist Parish Rev. Series 2007-A (Marathon Oil Corp.), 5.13%, 6/1/37	494,818
			5,333,391
Maine (0.3%)
	500,000	ME Educ. Auth. Student Loan Rev. 2009-A2, 5.63%, 12/1/27	521,880

Maryland (0.3%)
	515,000	MD Hlth. & Higher Educ. Facs. Auth. Rev. Series 2010-A (Patterson Pk. Sch.), 5.75%, 7/1/30	519,316

Massachusetts (1.1%)
		MA Educ. Fin. Auth. Educ. Rev. Series 2010-A:
	500,000	5.15%, 1/1/26	510,165
	250,000	5.25%, 1/1/28	254,493
	250,000	MA Dev. Fin. Agy. Fac. Rev. Series 2009-B2, 6.25%, 6/1/14	250,178
	250,000	MA Dev. Fin. Agy. Rev. Series 2010 (Carleton-Willard Vlg.), 5.63%, 12/1/30	249,535
	350,000	MA Dev. Fin. Agy. Rev. Series 2010-A (Emerson College), 5.50%, 1/1/30	363,916
			1,628,287
Michigan (2.2%)
	500,000	Flint Hosp. Bldg. Auth. Rev. Series 2003 (Hurley Med. Ctr.), 6.00%, 7/1/20	491,535
		MI Pub. Educ. Facs. Auth Ltd. Rev.:
	115,000	Ref. Series 2006 (Black River School Proj.), 5.13%, 9/1/11	114,631
	500,000	Rev. Series 2007 (Richfield Pub. Sch. Proj.), 5.00%, 9/1/22	451,995
	650,000	Ref. Series 2007 (Bradford Proj.), 6.00%, 9/1/16	669,832
	500,000	Ref. Series 2007 (Nataki Talibah Proj.), 6.25%, 10/1/23	441,875
	500,000	MI Hosp. Fin. Auth. Rev. Ref. Series 1998-A (Mclaren Hlth. Care Proj.), 5.00%, 6/1/28	482,760
	245,000	MI Tobacco Settlement Fin. Auth. Sr. Rev. Series 2007-A, 5.13%, 6/1/22	212,738
	500,000	Saginaw Hosp Fin. Auth. Series 2000-F (Covenant Med. Ctr. Proj.), 6.50%, 7/1/30	505,205
			3,370,571
Minnesota (2.1%)
	2,077,592	Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 5.30%, 11/1/32	2,082,745

TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Market Value (1)
	600,000	MN HFA Rev. Series 2009, 5.10%, 1/1/40	607,776
	577,211	St. Paul Hsg. & Redev. Auth. Rev. Series 2006 (Nursing Home NTS-Episcopal), 5.63%, 10/1/33	500,978
			3,191,499
Mississippi (0.4%)
		MS Home Corp. Single Fam. Mtg. Rev.:
	205,000	Series 2007-C1, 5.60%, 6/1/38	219,204
	360,000	Series 2008-B2, 6.75%, 6/1/39	397,577
			616,781
Missouri (2.9%)
	500,000	Chillicothe Tax Increment Rev Series 2006 (South U.S. 65 Proj.), 5.63%, 4/1/27	442,185
	250,000	Independence 39th St. Transn. Dist. Rev. Ref. & Impt. Series 2008 (Road Impt. Proj.), 6.875%, 9/1/32	248,420
	1,000,000	Joplin Indl. Dev. Auth. Rev. Ref. Series 2007-F (Christian Homes Inc. Proj.), 5.50%, 5/15/17	978,690
	500,000	Kansas City Indl. Dev. Auth. Multifamily Hsg. Rev. Series 2009-B (Grand Blvd. Lofts), 5.00%, 1/1/12	494,745
	500,000	Kirkwood Indl. Dev. Auth. Retirement Cmnty. Rev. Series 2010-C2 (Aberdeen Hts.), 7.00%, 11/15/15	501,245
	250,000	MO Dev Fin. Brd. Facs. Rev. Series 2007-E (Independence - Centerpoint Proj.), 5.13%, 4/1/25	251,183
	750,000	Lakeside 370 Levee Dist. Impt. Spl. Tax Series 2008, 7.00%, 4/1/28	751,642
	400,000	MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 2007-B (Riverside Horizons), 4.50%, 5/1/27	366,244
	375,000	St. Louis Indl. Dev. Auth. Tax Allocation Rev. Series 2006 (Southtown Redev.), 5.13%, 5/1/26	301,841
	205,000	Univ. City Indl. Dev. Auth. Hsg. Rev. Ref. Series 1995-A (Canterbury Proj.), 5.75%, 12/20/15	205,197
			4,541,392
Montana (0.6%)
	801,997	MT Fac. Fin. Auth. Rev. Series 2005 (Great Falls Pre-Release Svcs. Proj.), 5.08%, 4/1/21	853,926

Nebraska (0.2%)
	500,000	Mead Vlg. Tax Allocation Rev. Series 2006-A (E3 Biofuels - Mead LLC Proj.), 5.13%, 7/1/12 (3)	295,690

Nevada (2.9%)
	250,000	Clark Co. Econ. Dev. Rev. Series 2003 (Alexander Dawson Sch. Proj.), 5.38%, 5/15/33	250,873
	415,000	Clark Co. Impt. Spl. Assmt. Series 2007-A (Summerlin Proj.), 4.85%, 2/1/17	361,486
	600,000	Las Vegas Paiute Tribe Rev. Series 2002A (ACA insured), 6.63%, 11/1/17	510,426
	750,000	Las Vegas Redev. Agy. Tax Allocation Rev. Series 2009, 7.50%, 6/15/23	859,530
	300,000	North Las Vegas LOC Impt. Spl. Assessment Ref. Sub. Series 2006-B, 4.50%, 12/1/10	299,967
		NV Hsg. Dev. SF Mtg. Program Mezzanine Series 1998B:
	80,000	5.30%, 4/1/16	80,120
	550,000	5.10%, 10/1/40	556,540
		Sparks Redev. Agy. Tax Increment Rev. Series 2008 (Redev. Area No. 2 Proj.):
	275,000	6.13%, 6/1/15	275,388
	500,000	6.40%, 6/1/20	478,075
	500,000	Sparks Redev. Agy. Tax Increment Rev. Series 2010 (Redev. Area No. 1), 5.00%, 1/15/22	493,095
	250,000	Sparks Tourism Impt. Dist. No. 1 Sr. Sales Tax Series 2008-A, 6.50%, 6/15/20	245,158
			4,410,658
New Hampshire (0.6%)
		Manchester Hsg. & Redev. Auth. Rev.:
	200,000	Series 2000-B (Radian insured) zero coupon, 5.25% effective yield, 1/1/19	105,634
	890,000	Series 2000-A (ACA insured), 6.75%, 1/1/15	878,172
			983,806
New Jersey (1.7%)
	965,000	NJ Hsg. & Mtg. Fin. Agy. Rev. Series 2009-FF, 5.05%, 10/1/39	976,503
		NJ Hgr. Educ. Assistance Auth. Student Loan Rev.:
	250,000	Series 2010-A, 4.75%, 12/1/29	252,733
	750,000	Series 2009-A, 5.00%, 6/1/27	768,945
	250,000	Series 2010-2, 5.00%, 12/1/28	248,205
	1,000,000	NJ Transn. Auth. Cap. App. Rev. Series 2010-A, zero coupon, 5.85% effective yield, 12/15/25	430,960
			2,677,346
New Mexico (1.6%)
	365,000	NM MFA Forward Mortgage-Backed Series 1995-E (GNMA collateralized), 6.95%, 1/1/26	373,223
		NM MFA Single Family Mtg. Rev.:
	500,000	Series 2009-IE, 4.80%, 9/1/29	504,030
	990,000	Series 2009-IB2, 5.25%, 9/1/34	1,014,869
	500,000	Series 2009-IC2, 5.35%, 9/1/30	522,165
			2,414,287
New York (0.9%)
	225,000	Madison Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (Oneida Hlth. Sys., Inc. Proj.), 4.50%, 2/1/17	218,497
	250,000	Seneca Nation Indians Cap. Impt. Auth. Spl. Oblig. Rev. Series 2007-A, 5.00%, 12/1/23	204,283

TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Market Value (1)
		Ulster Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007-A:
	400,000	5.10%, 9/15/13	397,960
	650,000	5.25%, 9/15/16	605,040
			1,425,780
North Carolina (0.5%)
	750,000	Buncome Co. Proj. Dev. Fin. Rev. Series 2008 (Woodfin Downtown Corridor Dev.), 6.75%, 8/1/24	699,667

North Dakota (0.3%)
	250,000	Langdon Hlth. Care Facs. Rev. Series 2010 (Cavalier Co. Mem. Hosp. Proj.), 6.20%, 1/1/25	250,475
	146,427	City of Washburn Series 2007-B (Bismarck State College Fdtn.), 5.01%, 4/1/32	144,696
			395,171
Northern Mariana Islands (0.3%)
	450,000	Northern Mariana Islands Commonwealth G.O. Ref. Series 2007-B, 5.00%, 10/1/22	398,061

Ohio (2.2%)
	330,000	Blue Ash Tax Allocation Rev. Series 2006 (Duke Realty Ohio Proj.), 5.00%, 12/1/21	311,371
	425,000	Buckeye Tobacco Settlement Fin. Auth. Asset-Backed Sr. Rev. Series 2007-A2, 5.13%, 6/1/24	358,173
		Cleveland-Cuyahoga Co. Port. Auth. Dev. Rev. :
	295,000	Series 1999-A, 5.38%, 5/15/19	282,628
	245,000	Series 2005-B (Fairmount Proj.), 5.13%, 5/15/25	212,851
	730,000	Series 2006-A (Sr. Hsg. - St. Clarence - Geac Proj.), 6.00%, 5/1/21	678,250
	747,900	Cuyahoga Co. Hsg. Mtg. Sr. Rev. Series 2007 (R H Myers Apts. Proj.), 5.70%, 3/20/42	789,895
	250,000	Erie Co. Hosp. Facs. Rev. Series 2002-A (Firelands Regl. Med. Ctr. Proj.), 5.63%, 8/15/32	240,355
	250,000	OH Air Quality Dev. Auth. Rev. Series 1999-C (Ohio Power Co.), 5.15%, 5/1/26	243,645
	210,000	OH Hsg. Fin. Agy. Residential Mtg. Rev. Series 2008-F, 5.45%, 9/1/33	217,430
			3,334,598
Oklahoma (0.5%)
	500,000	Citizen Potawatomi Nation Tax Rev. Series 2004-A, 6.50%, 9/1/16	488,415
	215,000	Valley View Hosp. Auth. Rev. Ref. Series 1996, 6.00%, 8/15/14	215,370
			703,785
Oregon (0.6%)
	230,000	OR G.O. Series 2001-81 (Veterans Welfare Proj.), 5.25%, 10/1/42	231,727
	785,000	Western Generation Agy. Sub. Lien Rev. Series 2006-C (Wauna Cogeneration), 5.00%, 1/1/21	724,422
			956,149
Pennsylvania (2.3%)
	490,000	Butler Co. Gen. Auth. Rev. Series 2007 (Butler Area Sch. Dist. Proj.), variable rate, 10/1/34	317,887
	250,000	Erie Co. Hosp. Auth. Rev. Series 2010-A (St. Vincents Hlth.), 7.00%, 7/1/27	252,510
	600,000	Geisinger Auth. Hlth. Sys. Rev. Series 2007 (Geisinger Hlth. Sys. Proj.), variable rate, 5/1/37	446,250
	250,000	Lehigh Co. General Purpose Auth. Rev. Series 2007 (Saint Luke’s Bethlehem), variable rate, 8/15/42	169,062
	500,000	Luzerne Co. G.O. Notes Series 2009 (FSA insured), 7.00%, 11/1/26	563,095
	500,000	PA Econ. Dev. Fin. Auth. Hlth. Sys. Rev. Series 2009-A (Albert Einstein Hlth. Care), 6.25%, 10/15/23	529,485
	500,000	PA Hsg. Fin. Agy. Single Family Mtg. Rev. Series 2010-B, 4.75%, 10/1/28	502,570
		PA Turnpike Commn. Rev. Cap. Appreciation Sub Series 2009-C:
	500,000	zero coupon, 6.00% effective yield, 6/1/30	352,180
	500,000	zero coupon, 6.25% effective yield, 6/1/33	381,335
			3,514,374
Puerto Rico (0.8%)
	500,000	Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25	375,625
	500,000	Puerto Rico Commonwealth Hwy. & Transport. Auth. Rev. Ref. Series 2007-N, variable rate, 7/1/45	265,000
	500,000	Puerto Rico Sales Tax Fin. Corp. Rev. Series 2007-A, variable rate, 8/1/57	293,125
	300,000	Puerto Rico Sales Tax Fin. Corp. Rev. Series 2010-C, 6.00%, 8/1/39	319,608
			1,253,358
Rhode Island (1.0%)
	565,000	RI Hlth. & Educ. Bldg. Corp. Rev. Series 1997 (Steere House Proj.), 5.80%, 7/1/20	557,841
	500,000	RI Hsg. & Mtg. Fin. Corp. Rev. Series 2008-A2 (Home Ownership Oppty. Proj.), 5.63%, 10/1/38	522,780
	500,000	RI Student Loan Sr. Rev. Series 2009-A, 5.75%, 121/27	505,770
			1,586,391
South Carolina (0.7%)
		SC Jobs Econ. Dev. Auth. Hlth. Care Fac. Rev. (Woodlands at Furman Proj.):
	500,000	Series 2007-A, 6.00%, 11/15/27	398,220
	250,000	Series 2007-B, 5.15%, 11/15/42	240,230
	500,000	SC Educ. Assist. Auth. Rev. Series 2009-I, 5.10%, 10/1/29	505,105
			1,143,555
Tennessee (1.5%)
	495,000	Metro Govt. Nashville & Davidson Co. Hlth. & Educ. Facs. Brd. Multifamily Hsg. Rev.
		Series 2005-A (Prestige Proj.), 7.50%, 12/20/40 (3)	298,728
		Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev.:

TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Market Value (1)
	250,000	Series 1985-B, 9.75%, 2/15/15	278,948
	250,000	Series 1985-D, 9.75%, 2/15/15	278,948
	240,000	Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev. Ref.
		Series 2001-A (GNMA collateralized), 6.625%, 3/20/36	250,078
		Shelby Co. Hlth., Educ. & Hsg. Fac. Board Multifamily Hsg. Rev.:
		(CME Memphis Apts. Proj.):
	1,850,000	Senior Series 1998-A, 5.35%, 1/1/19 (3)	194,694
	7,875,000	Senior Series 1998-A, 5.55%, 1/1/29 (3)	795,769
	1,630,000	Subordinate Series 1998-C, 6.00%, 1/1/29 (3)	16
		(Eastwood Park Apts. Proj.):
	1,000,000	Senior Series 1995-A2, 6.40%, 9/1/25 (3)	149,970
	405,000	Subordinate Series 1995-C, 7.50%, 9/1/25 (3)	4
			2,247,155
Texas (10.1%)
		Bexar Co. HFC Multifamily Hsg. Rev.:
	250,000	Series 2000-A (Dymaxion & Marbach Pk. Apts. Proj.), 6.10%, 8/1/30	234,337
	540,000	Subordinated Series 2000-C (Honey Creek Apts. Proj.), 8.00%, 4/1/30 (3)	270,918
	45,000	Ref. Series 2001-A (Nob Hill Apartments Proj.), 5.50%, 6/1/11	43,811
	100,000	Sub. Series 2001-B (American Oppty. Hsg. Dublin Kingswood & Waterford Apts.), 7.50%, 12/1/14	92,533
	440,000	Series 2001-A-1 (American Opportunity -Waterford Proj.), 6.50%, 12/1/21	419,544
	250,000	Capital Area Cultural Educ. Facs. Rev. Series 2005-A (Roman Catholic Diocese), 5.50%, 4/1/24	249,260
	250,000	Clifton Higher Educ. Fin. Corp. Educ. Rev. Series 2010-A (Uplift Educ. Proj.), 6.00%, 12/1/30	250,177
	1,920,000	Dallas HFC Multifamily Mtg. Rev. Series 1998-A (Towne Ctr. Apts.), 6.75%, 10/20/32	1,979,866
	206,271	El Paso Hsg. Fin. Corp. Single Family Mtg. Rev. Series 2001-A3, 6.18%, 4/1/33	217,814
	1,284,226	Galveston Co. Municipal Util. Dist. No. 52 Series 2010-A, 6.39%, 9/1/10	1,026,610
	100,000	Harris Co. Spl. Rev. Sr. Lien Series 1998-A (Houston Sports Auth. Proj.), 5.00%, 11/15/28	95,257
	500,000	Harris Co. Cultural Educ. Facs. Fin. Corp. Rev Series 2009 (Space Center), 6.75%, 8/15/21	505,370
	455,000	La Vernia Higher Educ. Fin. Corp. Rev. Series 2008 (Friends Life Proj.), 6.00%, 2/15/18	443,579
	750,000	North TX Twy. Auth. Toll Rev. Ref. Series 2008-F, 6.13%, 1/1/31	796,815
	750,000	Port Corpus Christi Auth. Gen. Rev. Ref. Series 1989 (Union Pacific-Conv.), 5.65%, 12/1/22	753,330
	1,175,000	Richardson Hosp. Auth. Rev. Ref. Series 1998 (Baylor/Richardson Proj.), 5.63%, 12/1/28	1,085,594
	385,000	Rio Grande Valley Hlth. Facs. Dev. Corp. Hosp. Rev. Series 1992 (Valley Baptist), 6.40%, 8/1/12	386,074
		Tarrant Co. Cultural Educ. Facs. Fin. Corp. Retirement Fac. Rev.:
	300,000	Series 2007 (C.C. Young Mem. Hom. Proj.), 5.00%, 2/15/13	291,945
	250,000	Series 2007 (Buckingham Sr. Living Cmnty. Inc. Proj.), 5.25%, 11/15/16	247,983
	500,000	Series 2009-C (Sr. Living Ctr. Proj.), 6.50%, 11/15/14	496,585
	500,000	Series 2009-B-2 (C.C. Young Mem. Home Proj.), 6.50%, 2/15/14	501,120
	250,000	Series 2010-A (Mirador Proj.), 7.75%, 11/15/19	249,310
	490,000	Tarrant Co. HFC Multifamily Hsg. Rev. Subordinate Seroes 2001-C
		(Crossroads Apt. Proj.), 7.25%, 12/1/36 (3)	5
		TX Municipal Gas Acq. & Supply Corp. I Gas Supply Sr. Lien Rev.:
	500,000	Series 2006-C, variable rate, 12/15/26	356,875
	60,000	Series 2008-D, 6.25%, 12/15/26	62,448
	300,000	TX Municipal Gas Acq. & Supply Corp. II Gas Supply Rev. Series 2007, variable rate, 9/15/27	217,500
	750,000	TX Private Activity Surface Transport. Corp. Rev. Series 2010 (LBJ Infrastructure), 7.50%, 6/30/33	781,845
	220,000	TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996, 6.20%, 9/1/16	220,583
	500,000	TX St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev. Series 2007-A (Idea Pub. Sch.), 5.00%, 8/15/30	445,205
	250,000	TX Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev. Series 2010-A (Cosmos Fdn., Inc.), 6.00%, 2/15/30	251,068
		TX Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.:
	1,000,000	Series 2006-A (Kipp Inc. Proj.), 5.00%, 2/15/28	921,690
	735,000	Series 2006-A (Ed-Burnham Wood Proj.), 5.50%, 9/1/18	703,696
	250,000	Travis Co. Hlth. Facs. Dev. Corp. Rev. Series 2010 (Westminster Manor), 6.25%, 11/1/16	249,650
	835,000	Travis Co. Hlth. Facs. Dev. Corp. Retirement Fac. Rev. Series 2005 (Querencia Barton Creek Proj.), 4.90%, 11/15/13	847,500
			15,695,897
Utah (0.8%)
	250,000	Provo Charter Sch. Rev. Series 2007 (Freedom Academy Fdn.), 5.50%, 6/15/37	196,055
	857,000	UT Assoc. Muni. Pwr. Sys. Rev Series 2007-A, 5.00%, 5/1/27	721,868
	250,000	UT Charter Sch. Fin. Auth. Rev. Series 2010 (North Davis Prep.), 5.75%, 7/15/20	246,810
			1,164,733

TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Market Value (1)
Virginia (1.6%)
	500,000	Farms New Kent Cmnty. Dev. Auth. Spl. Assmt. Series 2006-A, 5.125%, 3/1/36	352,735
	500,000	Virginia St. Hsg. Dev. Auth. Rev. Series 2009-F (Rental Hsg. Proj.), 5.00%, 12/1/39	507,165
	1,500,000	Virginia St. Hsg. Dev. Auth. Comwlth. Mtg. Rev. Series 2001-H1 (NATL insured), 5.38%, 7/1/36	1,510,530
	150,000	Washington Co. Indl. Dev. Auth. Hosp. Rev. Series 2009-C (Mtn. Sts. Hlth. Alliance), 7.25%, 7/1/19	172,203
			2,542,633
Washington (1.5%)
	830,000	Kalispel Tribe Indians Priority Dist. Rev. Series 2008, 6.20%, 1/1/16	785,180
	250,000	WA State Health Care Facs. Auth. Rev. Series 2010 (Overlake Hosp. Med. Ctr.), 5.25%, 7/1/23	254,773
	1,250,000	WA State Hsg. Fin. Commn. Nonprofit Rev. Series 2007-B (Skyline At First Hill Proj.), 5.10%, 1/1/13	1,225,563
			2,265,516
West Virginia (0.9%)
	1,350,000	Pleasants Co. Pollution Ctrl. Rev. Series 1995-C (Monongahela Pwr. Co.), 6.15%, 5/1/15	1,351,944

Wisconsin (4.5%)
	250,000	WI Gen. Rev. Appropriation Rev. Series 2009-A, 6.00%, 5/1/27	284,500
		WI Hlth. & Educ. Fac. Auth. Rev.:
	500,000	Series 1996 (Aurora Med. Group Proj.), 5.75%, 11/15/25	500,515
	1,000,000	Series 1999-A (Aurora Hlth. Care Proj), 5.60%, 2/15/29	987,410
	225,000	Series 1999-B (Aurora Hlth. Care Proj), 5.50%, 2/15/15	226,346
	500,000	Series 1999-B (Aurora Hlth. Care Proj)(ACA insured), 5.63%, 2/15/29	491,755
	900,000	Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28	873,432
		Series 2001 (Agnesian Healthcare, Inc. Proj.):
	550,000	6.00%, 7/1/17	558,701
	340,000	6.00%, 7/1/21	342,822
	250,000	Series 2003 (Aurora Hlth. Care Proj), 6.40%, 4/15/33	254,948
		Series 2003 (Synergy Hlth., Inc. Proj.):
	205,000	6.00%, 11/15/23	212,444
	250,000	6.00%, 11/15/32	256,768
	450,000	Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24	460,629
	500,000	Series 2004-A (Beaver Dam Cmnty. Hosp., Inc.), 6.75%, 8/15/34	501,550
	250,000	Series 2009-C2 (St. Johns Cmntys., Inc.), 5.40%, 9/15/14	249,160
	500,000	Series 2010-B (Ministry Hlth. Care Inc.), 5.50%, 8/15/30	512,055
	250,000	Series 2010-A (Beloit College), 6.00%, 6/1/30	252,965
			6,966,000

Total municipal bonds (cost: $165,283,401)			139,828,960

Closed-End Mutual Funds (6.7%) (2)
	45,400	BlackRock Long-Term Municipal Advantage Trust (BTA)	491,228
	66,500	BlackRock MuniYield Insured Fund (MYI)	919,030
	33,800	BlackRock MuniHoldings Florida Insured Fund (MFL)	467,792
	54,500	BlackRock MuniYield Florida Fund (MYF)	752,645
	23,700	BlackRock MuniYield Michigan Insured Fund (MIY)	333,933
	23,000	BlackRock MuniYield Michigan Insured Fund II (MYM)	299,230
	208,600	DWS Municipal Income Trust (KTF)	2,634,618
	12,390	Eaton Vance National Municipal Income Trust (FEV)	152,645
	17,300	Invesco Quality Muni (IQT)	226,976
	36,800	Invesco Van Kampen Advantage Muni Income Trust (VKI)	445,280
	28,200	Invesco PA Value Muni Income Trust (VPV)	386,058
	9,100	Invesco Select Sector Muni Trust (VKL)	110,474
	25,889	Invesco Trust Investment Grade Muni (VGM)	372,030
	25,923	Managed Duration Investment Grade (MZF)	365,255
	11,700	Nuveen Michigan Premium Income Municipal Fund (NMP)	153,738
	21,500	Nuveen Premier Municipal Income Fund (NPF)	292,400
	81,332	Nuveen Premium Income Fund (NPM)	1,138,648
	77,011	Putnam Municipal Opportunities Trust (PMO)	883,316

Total closed-end mutual funds (cost: $9,796,399)			10,425,296

Short-Term Securities (2.0%) (2)
	3,150,238	Dreyfus Tax-Exempt Cash Management Fund, 0.16%	3,150,238

Total short-term securities (cost: $3,150,238)

Total investments in securities (cost: $178,230,038)			$153,404,494
Other Assets and Liabilities, Net (+0.80%)			1,237,118

Total Net Assets			$154,641,612

Aggregate Cost			178,230,038

Gross Unrealized Appreciation			2,013,979
Gross Unrealized Depreciation			(26,839,523)
Net Unrealized Appreciation(Depreciation)			(24,825,544)

Notes To Schedule of Investments:

(1) Securities Valuation:

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices
Equity securities (includes sweep and exchange traded Funds)	$3,150,238
Closed-end mutual funds	$10,425,296
Level 2 - Other Significant Observable Inputs
Municipal bonds	$139,828,960
Level 3 - Significant Unobservable Inputs --	—
Total	$153,404,494

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Fair Value (1)
Municipal Bonds (96.8%) (2)
Education/Student Loan (10.4%)
	1,070,000	Brooklyn Park Lease Rev. Series 2009A (Prairie Seeds Academy Proj.), 8.00%, 3/1/20	1,145,531
		Intermediate Sch. Dist. 287 Lease Rev. Series 2006:
	4,036,673	5.46%, 1/1/28	4,036,673
	5,038,161	5.30%, 11/1/32	5,050,656
		Minneapolis Educ. Fac. Lease Rev. Series 2006-A (Seed/Harvest Prep. Proj.) (LOC-U.S. Bank):
	775,000	5.13%, 1/1/16	633,121
	875,000	6.25%, 1/1/21	677,906
		Minnesota Higher Educ. Fac. Auth. Rev.:
	252,474	Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14	253,045
	165,000	Series 1972 (Augsburg College), 5.60%, 12/1/12	167,392
	700,000	Series 1999-4Y (Augsburg College), 5.05%, 10/1/13	700,952
	150,000	Series 1999-4Y (Augsburg College), 5.20%, 10/1/16	150,084
	75,000	Series 1999-4Y (Augsburg College), 5.30%, 10/1/27	71,488
	700,000	Series 2005-6C (Augsburg College), 5.00%, 5/1/23	704,809
	500,000	Series 2010-7C (St. Mary’s Univ.), 5.00%, 3/1/26	503,110
	500,000	Series 2006-6I (Univ. St. Thomas), 5.00%, 4/1/23	528,545
	1,250,000	Series 2008-6W (Univ. St. Thomas), 6.00%, 10/1/25	1,341,250
	1,000,000	Series 2009-7A (Univ. St. Thomas), 5.00%, 10/1/39	1,021,480
	2,283,135	Series 2006-6M (College of St. Benedict), 4.49%, 10/1/16	2,286,629
	1,863,269	Series 2007-6N (College St. Catherine), 4.75%, 4/26/27	1,756,056
	910,000	Series 2007-6R (Bethel University), 5.50%, 5/1/14	939,730
	600,000	Series 2007-6R (Bethel University), 5.50%, 5/1/22	609,852
	160,000	Series 2007-6R (Bethel University), 5.50%, 5/1/23	161,894
	1,400,000	Series 2007-6S (St. Scholastica College), 5.00%, 12/1/27	1,382,318
	500,000	Series 2010-7E (Hamline University), 5.00%, 10/1/29	499,350
		Pine City Lease Rev. Series 2006-A (Lakes Intl. Language Academy Proj.):
	315,000	5.75%, 5/1/16	309,925
	300,000	6.00%, 5/1/26	276,642
	415,000	Ramsey Lease Rev. Series 2004-A (Pact Charter School Proj.), 5.65%, 12/1/13	418,976
	747,730	Olmsted Co. Hsg. & Redev. Auth. Series 2007 (Schaeffer Academy Proj.), 4.98%, 4/25/27	604,697
		St. Paul Hsg. & Redev. Auth. Lease Rev.:
	370,000	Series 2002-A (New Spirit Charter School Proj.), 6.50%, 12/1/12	380,530
	605,000	Series 2006-A (Hmong Academy Proj.), 5.50%, 9/1/18	577,745
		Series 2006-A (Cmnty. Peace Academy Proj.):
	685,000	4.35%, 12/1/12	695,515
	600,000	4.35%, 12/1/14	602,616
	1,500,000	5.00%, 12/1/18	1,497,900
	500,000	St. Paul Hsg. & Redev. Auth. Rev. Ref. Series 2007 (St. Paul Acad. & Summit), 5.00%, 10/1/24	523,480
	100,000	Victoria Private School Fac. Rev. Series 1999-A (Holy Family Catholic H.S. Proj.), 5.20%, 9/1/11	100,040
			30,609,937
Escrowed To Maturity/Prerefunded (2.0%)
		Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
	50,000	Series 2003-A, 5.00%, 11/1/14	55,586
	850,000	Series 2003-A, 5.85%, 11/1/23	968,371
	100,000	Series 2003-A, 6.00%, 11/1/28	114,411
	3,500,000	Marshall Medical Ctr. Gross Rev. Series 2006 (Avera Marshall Reg. Med. Ctr. Proj.), 4.75%, 11/1/28	3,944,325
	50,000	Northfield Hospital Rev. Series 2001-C, 6.00%, 11/1/21	53,563
	465,000	Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.63%, 8/1/12	482,014
	350,000	St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2001-A (Cmnty. of Peace Academy), 6.38%, 12/1/11	364,067
			5,982,337
General Obligation (0.5%)
	650,000	Dakota Co. Cmnty. Dev. Agy. Sr. Hsg. Facs. G.O. Series 2007-A, 5.00%, 1/1/26	693,036
	300,000	Metropolitan Council Minneapolis-St. Paul Met. Area Tran. G.O. Series 2008-B, 4.50%, 3/1/26	310,842
	500,000	Northern Mariana Islands Commonwealth Ref. G.O. Series 2007-B, 5.00%, 10/1/22	442,290
	100,000	St. Paul Street Impt. Special Assessment G.O. Series 2000-B, 5.30%, 3/1/12	100,380
	30,000	Winona Water & Sewer G.O. Series 1998-C, 4.90%, 2/1/13	30,101
			1,576,649
Hospital/Health Care (23.0%)
	1,500,000	Bemidji Hlth. Care Facs. Rev. Series 2002 (North Country Hlth. Svcs. Proj.), 5.00%, 9/1/24	1,474,500
		Bemidji Hlth. Care Facs. Rev. Ref. Series 2006 (North County Health Svcs. Proj.):
	435,000	5.00%, 9/1/21	439,567
	250,000	5.00%, 9/1/24	245,750

MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Fair Value (1)
	4,025,000	Breckenridge Rev. Series 2004-A (Catholic Hlth. Initiatives Proj.), 5.00%, 5/1/30	4,100,630
		Carlton Hlth. Care & Hsg. Fac. Rev. Ref. Series 2006 (Faith Care Ctr. Proj.):
	100,000	5.00%, 4/1/13	102,734
	400,000	5.20%, 4/1/16	378,372
	1,000,000	Chippewa Co. Gross Rev. Series 2007 (Montevideo Hosp. Proj.), 4.63%, 3/1/14	1,019,710
	365,000	Cold Spring Hlth. Care Facs. Rev. Series 2008 (Assumption Home, Inc. Proj.), 7.25%, 3/1/23	381,987
		Cold Spring Nursing Home & Sr. Hsg. Rev. Series 2005 (Assumption Home, Inc. Proj.):
	135,000	4.70%, 3/1/14	136,497
	145,000	4.80%, 3/1/15	143,073
	150,000	4.90%, 3/1/16	142,806
	40,000	Crookston Nursing Home & Multifamily Hsg. Rev Series 2002-A (Villa St. Vincent Proj.), 5.50%, 9/1/11	40,062
	400,000	Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev.Series 2005, 5.20%, 6/1/25	385,508
	1,500,000	Detroit Lakes Hsg. Rev. Ref. Series 2004-E (Mankato Lutheran Proj.), 4.25%, 8/1/34	1,499,505
	415,000	Detroit Lakes Hsg. & Hlth. Facs. Rev. Ref. Series 2004-A (CDL Homes Proj.), 4.00%, 8/1/34	415,195
	1,500,000	Douglas Co. Gross Hlth. Care Facs. Rev. Series 2008-A (Douglas Co. Hosp. Proj.), 6.00%, 7/1/28	1,528,590
	135,000	Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke’s Hosp. Proj.), 6.00%, 6/15/12	138,931
	762,069	Duluth Sr. Hsg. Loan Participation (Lakeshore Proj.), Series 2004, 4.00%, 8/20/36	716,093
	933,784	Duluth Hsg. & Redev. Auth. Sr. Hsg. (Lakeshore Proj.), Series 2005, 5.20%, 12/20/35	897,058
		Elk River Rev. Series 1998 (Care Choice Member Proj.):
	660,000	5.60%, 8/1/13	660,436
	115,000	5.75%, 8/1/23	104,036
	1,925,000	Glencoe Hlth. Care Fac. Rev. Series 2005 (Glencoe Regional Hlth. Svcs. Proj.), 5.00%, 4/1/25	1,846,267
		Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
	120,000	5.20%, 11/1/10	119,734
	125,000	5.30%, 11/1/11	124,742
	135,000	5.40%, 11/1/12	135,028
	140,000	5.50%, 11/1/13	140,036
		Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
	970,000	5.25%, 9/15/18	960,368
	705,000	5.30%, 9/15/28	634,838
	275,000	Inver Grove Heights Nursing Home Rev. Ref. Series 2006 (Presbyterian Homes Care), 5.00%, 10/1/11	280,508
		Maple Grove Hlth. Care Fac. Rev. Series 2005 (North Memorial Hlth. Care Proj.):
	1,000,000	5.00%, 9/1/20	1,023,230
	780,000	5.00%, 9/1/29	757,474
		Maple Grove Hlth. Care Sys. Rev. Series 2007 (Maple Grove Hosp. Corp.):
	1,200,000	5.25%, 5/1/25	1,228,476
	1,500,000	5.25%, 5/1/28	1,505,010
	150,000	Marshall Medical Ctr. Gross Rev. Series 2003-B (Weiner Memorial Medical Ctr.), 4.85%, 11/1/11	157,698
		Meeker Co. Hosp. Facs. Gross Rev. Series 2007 (Mem. Hosp. Proj.):
	500,000	5.00%, 11/1/14	512,095
	1,000,000	5.63%, 11/1/22	1,019,460
		Minneapolis Hlth. Care Sys. Rev. Series 2008-A (Fairview Hlth Svcs. Proj.):
	1,000,000	6.00%, 11/15/18	1,134,990
	520,000	6.38%, 11/15/23	588,890
	1,000,000	Minneapolis Hsg. & Hlth. Care Facs. Rev. Ref. Series 2007-A (Providence Proj.), 5.50%, 10/1/14	994,300
	600,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Rev. Series 2003 (Health Partners), 5.88%, 12/1/29	602,082
	250,000	Minneapolis Pooled Rev. Series 1999 (Care Choice Member Proj.), 5.75%, 4/1/19	236,250
		Minneapolis Hlth. Care Fac. Rev.:
	1,470,000	Series 2005 (Jones-Harrison Residence Proj.), 5.40%, 10/1/25	1,369,173
		Series 2005-E (Augustana Chapel View Homes Proj.):
	220,000	4.55%, 6/1/11	222,132
	240,000	4.80%, 6/1/13	241,510
	250,000	4.90%, 6/1/14	251,337
	255,000	5.00%, 6/1/15	252,256
	270,000	5.10%, 6/1/16	259,300
	285,000	5.25%, 6/1/17	273,258
		Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.), Series 2004-A:
	315,000	5.20%, 1/1/11	316,093
	500,000	5.75%, 1/1/19	489,005
	530,000	5.80%, 1/1/24	490,261
	200,000	5.50%, 6/1/27	182,320
		MN Agr. & Econ. Dev. Board Rev.:
		Evangelical Lutheran Good Samaritan Society Proj.:
	405,000	Series 2000, 6.55%, 8/1/16	413,963
	1,330,000	Series 2000, 6.63%, 8/1/25	1,357,983
	250,000	Series 2002, 5.50%, 2/1/12	262,910
		Series 2000-A (Fairview Hlth. Care Sys. Proj.):
	10,000	6.38%, 11/15/22	10,151
	130,000	6.38%, 11/15/29	131,563
	110,000	Moose Lake Cmnty. Hosp. Dist. Hlth. Facs. Rev. Ref. Series 2005-A, 4.10%, 12/1/10	109,091

MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Fair Value (1)
		New Hope Hlth. Care Facs. Rev. (MN Masonic Home North Ridge Proj.):
	150,000	5.60%, 3/1/12	150,451
	1,175,000	5.90%, 3/1/19	1,138,516
	920,000	5.88%, 3/1/29	854,211
	900,000	Northfield Hospital Rev. Series 2006 5.50%, 11/1/15	972,000
		Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
	775,000	5.45%, 7/1/13	775,604
	900,000	5.55%, 7/1/19	902,727
	240,000	Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.), 5.00%, 7/1/10	240,002
		Redwood Falls Hosp. Fac. Gross Rev. Series 2006 (Redwood Area Hosp. Proj.):
	100,000	5.00%, 12/1/10	100,165
	1,000,000	5.00%, 12/1/21	1,008,150
		Rochester Hlth. Care Facs. Rev.
	100,000	Series 2006 (Mayo Clinic Proj.), 5.00%, 11/15/36	102,240
	500,000	Series 2010 (Olmsted Med. Ctr.), 5.13%, 7/1/20	507,825
	1,000,000	Series 2010 (Olmsted Med. Ctr.), 5.88%, 7/1/30	993,600
	4,000,000	St. Cloud Hlth. Care Rev. Series 2010-A (Centracare Hlth. Sys.), 5.00%, 5/1/25	4,012,160
	50,000	St. Paul Hsg. & Redev. Auth. Rev. Series 1998 (Regions Hosp. Proj.), 5.30%, 5/15/28	48,262
	1,020,000	Sartell Hlth. Care & Hsg. Facs. Rev. Series 1999-A (Fdn. for Hlth. Care Proj.), 6.63%, 9/1/29	1,021,612
		Sauk Rapids Hlth. Care & Hsg. Facs. Rev. Series 2009 (Good Shepherd Lutheran Home Proj.):
	100,000	5.00%, 1/1/12	101,561
	115,000	5.00%, 1/1/13	117,246
	1,000,000	6.75%, 1/1/24	1,038,500
	1,000,000	7.25%, 1/1/29	1,037,970
		Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
	125,000	5.10%, 9/1/25	119,606
	3,475,000	5.25%, 9/1/34	3,240,716
		Stillwater Hlth. Care Rev. Series 2005 (Hlth. Sys. Obligation Proj.):
	2,500,000	5.00%, 6/1/25	2,504,425
	750,000	5.00%, 6/1/35	713,078
		St. Louis Park Hlth. Care Facs. Rev. (Park Nicollet Hlth. Proj.):
	1,000,000	Series 2008-C, 5.50%, 7/1/23	1,028,330
	2,000,000	Series 2009, 5.50%, 7/1/29	1,983,700
		St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 1998 (Regions Hosp. Proj.):
	60,000	5.00%, 5/15/11	60,142
	1,365,000	5.20%, 5/15/13	1,367,539
	2,070,000	5.25%, 5/15/18	2,070,932
	1,924,035	St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Series 2006, 5.63%, 10/1/33	1,669,928
	1,210,000	St. Paul HRA Rev. Refunding Series 1996-C (St. Mary’s Home Proj.), 7.00%, 7/1/21	1,210,484
		St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2005 (Gillette Childrens Hosp. Proj.):
	200,000	5.00%, 2/1/13	205,688
	210,000	5.00%, 2/1/14	216,703
	160,000	5.00%, 2/1/15	164,216
	200,000	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001-A (Model Cities Hlth. Ctr.), 6.50%, 11/1/11	202,936
			67,466,047
Industrial / Pollution Control (3.2%)
	1,600,000	Cohasset Poll. Ctl. Rev. Ref. Series 2004 (Coll. Allete Proj.), 4.95%, 7/1/22	1,624,352
	640,000	Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.), 4.95%, 7/1/22	649,741
	500,000	Otter Tail Co. Rev. Sub. Series 2007-A (Otter Tail Proj.), 7.50%, 11/1/19 (3)	139,810
		Owatonna Industrial Dev. Rev. Series 1997 (Slidell, Inc. Proj.):
	280,000	7.25%, 5/1/14	158,900
	505,000	7.38%, 5/1/17	286,587
	895,000	Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. Series 2002, 5.375%, 5/15/13	849,257
	2,000,000	St. Paul Port. Auth. Solid Waste Disp. Rev. Series 2010-1 (Ecullet Proj.), 6.25%, 11/1/15	2,006,980
		Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
	750,000	zero coupon, 4.95% effective yield, 5/15/14	756,030
	1,035,000	5.00%, 5/15/21	997,098
	1,870,000	White Earth Band of Chippewa Indians Rev. Series 2000-A, 7.00%, 12/1/11	1,919,518
			9,388,273
Insured (5.4%)
	1	Duluth Econ. Dev. Auth. Health Care Facs. Rev. Series 1993-C (Benedictine Hlth.), 6.00%, 2/15/12	1
	2,000,000	Guam Power Auth. Rev. Series 2010-A, 5.00%, 10/1/37	1,985,120
		Minneapolis & St. Paul Metro Airport Comm. Airport Rev.:
	1,000,000	Sub. Series 2001-D, 5.75%, 1/1/14	1,017,910
	2,010,000	Ref. Sub. Series 2005-C, 5.00%, 1/1/22	2,091,224
	100,000	Ref. Sub. Series 2005-C, 5.00%, 1/1/31	100,962
	1,750,000	Sub. Series 2007-B, 5.00%, 1/1/25	1,816,832
	500,000	Minneapolis & St. Paul Hsg. & Redev. Rev. Series 2010-A1 (Children’s Hosp.), 5.00%, 8/15/34	505,520
	350,000	Plymouth Health Facs. Rev. Series 1994-A (West Health Proj.), 6.13%, 6/1/24	350,423
	1,000,000	Puerto Rico Cwlth. Pub. Impt. G.O. Series 2006-A, variable rate, 7/1/20	805,950

MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Fair Value (1)
	1,000,000	Puerto Rico Cwlth. Pub. Impt. G.O. Series 2001, 5.25%, 7/1/20	1,085,040
	1,000,000	Puerto Rico Cwlth. Govt. Dev. Bk. Rev. Ref. Series 1985, 4.75%, 12/1/15	1,034,080
	1,000,000	Puerto Rico Cwlth. Hwy. & Trnsn. Auth. Rev. Series 2003-AA1, 4.95%, 7/1/26	1,010,220
	600,000	Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU (FSA insured), variable rate, 7/1/29	408,000
	180,000	Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995-A (Hosp. Auxilio Oblig. Group Proj.), 6.25%, 7/1/16	180,812
	1,000,000	St. Cloud Hlth. Care Rev. Series 2008 (CentraCare Hlth. Sys. Proj.), 5.50%, 5/1/39	1,035,070
	2,105,000	St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center), 7.10%, 11/1/23	2,531,305
			15,958,469
Multifamily Mortgage (17.4%)
	1,520,000	Apple Valley Multifamily Hsg. Rev. Refunding Series 1998-A, 5.25%, 8/1/18	1,521,870
		Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
	605,000	Series 2000-A, 7.15%, 1/1/20	605,799
	500,000	Series 2000-A, 7.25%, 1/1/32	500,340
	2,715,000	Carver Co. Hsg. & Redev. Auth. Multifamily Hsg. Gross Rev. & Ltd. Tax Refunding Series 1997-A (Lake Grace Apts. Proj.), 6.00%, 7/1/28	2,715,000
	450,000	Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.), 5.38%, 9/1/14	431,883
	500,000	Cloquet Hsg. Fac. Rev. Ref. Series 2005-A (HADC Cloquet LLC Proj.), 5.50%, 8/1/25	444,855
	700,000	Coon Rapids Multifamily Hsg. Rev. Ref. Series 1997-A (Margaret Place Apts.), 6.50%, 5/1/25	700,077
		Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp. Proj.):
	170,000	5.50%, 11/1/10	169,696
	545,000	5.80%, 11/1/18	545,022
	2,565,000	Cottage Grove Sr. Hsg. Rev. Series 2006-A, 5.00%, 12/1/31	2,159,833
		Eden Prairie Multifamily Hsg. Rev. Refunding (Rolling Hills Proj.):
	470,000	Senior Series 2001-A, 6.00%, 8/20/21	501,467
	675,000	Senior Series 2001-A, 6.15%, 8/20/31	716,830
	1,485,000	Series 2001-A, 6.20%, 2/20/43	1,575,674
	136,000	Subordinate Series 2001-C, 9.00%, 4/1/43	136,080
		Eveleth Multifamily Hsg. Rev. Sr. Series 2006-A1 (Manor House Woodland Proj.):
	70,000	4.95%, 10/1/10	70,053
	100,000	5.00%, 10/1/11	102,003
	155,000	5.10%, 10/1/12	155,536
	165,000	5.15%, 10/1/13	166,150
		Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
	405,000	6.63%, 10/1/11	411,233
	295,000	6.88%, 10/1/14	299,983
		Fairmont Hsg. Fac. Rev. Series 2005-A (Goldfinch Estates-GEAC Proj.):
	300,000	5.75%, 10/1/17	285,537
	290,000	6.00%, 10/1/21	275,195
		Golden Valley Rev. Series 1999-A (Covenant Retirement Cmntys. Proj.):
	695,000	5.50%, 12/1/25	651,159
	2,000,000	5.50%, 12/1/29	1,826,240
		Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):
	500,000	Series 1999-A, 5.20%, 10/1/19	499,980
	1,660,000	Series 1999-A, 5.30%, 10/1/29	1,546,141
	245,000	Inver Grove Heights Nursing Home Rev. Ref. Series 2006 (Presb. Homes), 5.50%, 10/1/33	221,769
	1,400,000	Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29	1,316,070
	2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. Series, 4.75%, 1/20/42	2,618,040
		Minneapolis Multifamily Hsg. Rev.:
	260,000	Series 1996 (Belmont Apts.), 7.25%, 11/1/16	260,060
	3,025,000	Series 1996-A (Nicollet Towers) (Section 8), 6.00%, 12/01/19	3,027,995
	1,200,000	Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18	1,200,828
	305,000	Series 2000 (Garr Scott Loft Proj.) (LOC U.S. Bank), 5.95%, 5/1/30	306,610
	790,000	Series 2007 (Blaisdell Apts. Proj.), 5.10%, 4/1/17	738,595

MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Fair Value (1)
		Ref. Series 2007-A (Keeler Apts. Proj.):
	150,000	4.50%, 10/1/12	150,853
	580,000	4.65%, 10/1/15	572,785
		Moorhead Sr. Hsg. Rev. Series 2006 (Sheyenne Crossing Proj.):
	370,000	5.00%, 4/1/13	380,116
	170,000	5.10%, 4/1/14	171,187
		MN HFA Hsg. Fin. Agy. Rental Hsg.:
	85,000	Series 2004-A, 4.88%, 8/1/24	85,225
		Series 1997-A:
	60,000	5.40%, 8/1/10	60,147
	125,000	5.45%, 8/1/11	125,277
	1,350,000	MN HFA Residential Hsg. Rev. Series 2006-I, 5.00%, 7/1/21	1,375,002
	1,650,000	MN HFA Residential Hsg. Rev. Series 2006-A1, 5.10%, 8/1/47	1,612,050
		Minnetonka Multifamily Hsg. Rev. Ref. Series 1999-A (Archer Heights Apts. Proj.):
	480,000	5.10%, 7/20/13	485,544
	975,000	5.20%, 1/20/18	984,136
		North Oaks Sr. Hsg. Rev. Series 2007 (Presbyterian Homes North Oaks Proj.):
	500,000	5.25%, 10/1/13	507,490
	1,565,000	5.63%, 10/1/17	1,609,383
	500,000	5.75%, 10/1/22	505,560
	115,000	Northwest MN Multi Co. Hsg. & Redev. Auth. Hsg. Rev. Series 2005-A, 4.75%, 7/1/10	115,000
		Norwood Young America Econ. Dev. Auth. Gov. Rev. Series 2005-A (Harbor at Peace Village):
	130,000	5.35%, 8/1/15	129,707
	200,000	5.63%, 8/1/20	194,080
	550,000	5.75%, 8/1/25	516,714
	250,000	6.00%, 8/1/31	233,842
	310,000	Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.), 5.00%, 4/1/12	315,704
	370,000	Oronoco Multifamily Hsg. Rev. Ref. Series 2006 (Wedum Shorewood Campus Proj.), 4.70%, 6/1/11	374,214
	125,000	Pine City Hlth. Care & Hsg. Rev. Series 2006-A (North Branc Proj.), 4.50%, 10/20/16	130,632
	500,000	Richfield Sr. Hsg. Rev. Refunding Series 2004-A (Richfield Sr. Hsg., Inc. Proj.), 5.00%, 12/1/15	490,690
	2,800,000	Rochester Multifamily Rev. Refunding Series 2000-A (Weatherstone Apts. Proj.) (Mandatory Put 9/1/17) 6.38%, 9/1/37	3,074,596
		Rochester Health Care & Hsg. Rev. Series 2009-A (Samaritan Bethany):
	430,000	5.25%, 12/1/17	430,765
	455,000	5.50%, 12/1/18	455,887
	475,000	5.75%, 12/1/19	476,002
	600,000	St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998 (Northway Manor Apts. Proj.) (Section 8), 5.35%, 12/1/18	528,702
	1,280,000	St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Series 1993 (Germain Towers Proj.) (Section 8), 5.90%, 9/1/20	1,134,259
	165,000	St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995 (Sun Cliffe Apts. Proj.) (GNMA collateralized), 5.88%, 7/1/15	167,401
	1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Ref. Rev. Ref. Series 2007-A, (Marian Ctr.), 5.20%, 11/1/22	912,470
		St. Paul Hsg. & Redev. Auth. Rev. Series 2007-A (Rossy & Richard Schaller Proj.):
	400,000	5.15%, 10/1/42	311,996
	450,000	4.80%, 10/1/18	428,891
	600,000	Stillwater Multifamily Hsg. Rev. Series 2007 (Orleans Homes LP Proj.), 5.00%, 2/1/17	567,720
	120,000	Victoria Sr. Hsg. Rev. Series 2003 (Chanhassen, Inc. Proj.), 5.50%, 8/1/18	114,934
		Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Ref. Series:
	755,000	1999-A (Briar Pond Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14	755,642
	695,000	2002 (Woodland Park Apts. Proj.) (Co. Guaranteed), 4.70%, 10/1/26	699,976
	1,000,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. Sub. Series 2008-B (Copperleaf), 8.00%, 3/15/41	1,013,280
	250,000	Woodbury Econ. Dev. Auth. Sr. Hsg. Rev. Series 2006-B (Summerhouse), 5.75%, 6/1/41	226,973
			51,128,435
Municipal Lease (2.7%) (5)
		Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.):
	200,000	5.13%, 2/1/24	221,126
	300,000	Prerefunded, 5.13%, 2/1/24	331,689
	40,000	Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28	40,130
		Anoka Co. Hsg. & Redev. Rev. Series 2010-A:
	500,000	5.63%, 5/1/22	503,715
	500,000	6.63%, 5/1/30	503,530
	500,000	6.88%, 5/1/40	503,485
	1,743,284	Carver Scott Co. Lease Purchase Agreement Series 2005, 5.00%, 8/4/20	1,558,775
	63,000	Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993-A, 5.70%, 8/1/13	63,189
	424,058	Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 4.78%, 3/15/13	425,597
		Virginia Hsg. & Redev. Auth. Hlth. Care Fac. Lease Rev. Series 2005:

MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Fair Value (1)
	300,000	4.50%, 10/1/10	301,770
	1,250,000	5.13%, 10/1/20	1,263,363
	150,000	5.25%, 10/1/14	160,740
	400,000	5.25%, 10/1/25	394,396
	245,000	5.38%, 10/1/30	237,773
	1,455,000	Winona Indpt. Sch. Dist. 861 Lease Purchase, 6.04%, 8/1/24	1,455,233
			7,964,511
Public Facilities (0.7%)
	50,000	MN Agr. Soc. State Fair Rev. Series 2003, 5.00%, 9/15/20	50,438
	205,000	Rockville Econ. Dev. Auth. Pub. Proj. Lease Rev. Series 2005-A, 4.00%, 2/1/14	212,702
	1,075,000	St. Paul Hsg. & Redev. Auth. Pkg. Rev. Series 2010-B (Smith Ave. Proj.), 5.00%, 8/1/35	1,077,494
		Spring Grove Econ. Dev. Auth. Pub. Proj. Rev. Series 2006-A:
	135,000	4.63%, 2/1/12	135,886
	255,000	5.00%, 2/1/16	256,354
	125,000	5.10%, 2/1/18	125,358
	205,000	Victoria Rec. Fac. Gross Rev. Ref. Crossover Series 2006-A, 4.55%, 8/1/17	180,295
			2,038,527
Single Family Mortgage (13.8%)
		Dakota Co. Cmnty. Dev. Agy. Single Family Mtg. Rev.:
	2,206,382	Series 2006, 5.30%, 12/1/39	2,300,661
	337,630	Series 2006-B, 5.15%, 12/1/38	344,052
	1,571,102	Series 2007-A, 5.13%, 12/1/40	1,625,007
		Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev.:
	878,606	Series 2005-A3, 5.10%, 4/1/27	921,737
	327,076	Series 2006-A3, 5.70%, 4/1/27	336,607
	304,028	Series 2006-A2, 5.00%, 12/1/38	305,065
	1,459,805	Series 2006-A5, 5.45%, 4/1/27	1,524,095
	3,290,053	Series 2007-A1, 5.25%, 12/1/40	3,422,741
	780,000	Series 2007-A2, 5.52%, 3/1/41	826,106
		MN HFA Single Family Mtg. Rev.:
	245,000	Series 1994-E, 5.60%, 7/1/13	245,720
	185,000	Series 1994-E, 5.90%, 7/1/25	185,191
	40,000	Series 1996-D, 6.00%, 1/1/16	40,085
	60,000	Series 1996-H, 6.00%, 1/1/21	60,079
	330,000	Series 1997-D, 5.85%, 7/1/19	343,474
	15,000	Series 1997-E, 5.90%, 7/1/29	15,066
	115,000	Series 1998-F-1, 5.45%, 1/1/17	116,188
	40,000	Series 1998-F, 5.70%, 1/1/17	40,424
	1,905,000	Series 1998-G, 6.00%, 7/1/22	1,932,299
	45,000	Series 1999-H, 5.30%, 7/1/11	45,951
	380,000	Series 2001-A, 5.35%, 7/1/17	395,185
	745,000	Series 2002-E, 5.00%, 1/1/20	753,053
	290,000	Series 2003-I, 4.30%, 7/1/11	295,281
	540,000	Series 2003-I, 5.10%, 7/1/20	547,636
	475,000	Series 2005-G, 4.30%, 1/1/18	488,362
	1,265,000	Series 2006-B, 5.00%, 1/1/37	1,316,764
	1,950,000	Series 2006-M, 4.80%, 7/1/26	1,958,424
	1,000,000	Series 2007-I, 4.75%, 7/1/27	988,510
	1,935,000	Series 2007-Q, 5.15%, 7/1/28	1,963,386
	1,935,000	Series 2007-Q, 5.25%, 7/1/33	1,956,459
	1,400,000	Series 2008-B, 5.50%, 7/1/28	1,452,206
	1,485,000	Series 2008-B, 5.65%, 7/1/33	1,539,128
	2,000,000	Series 2009-E, 5.05%, 7/1/34	2,030,360

MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Fair Value (1)
	6,250,000	Series 2009-E, 5.10%, 7/1/40	6,331,000
	340,000	Series 2009-A, 5.20%, 1/1/23	359,356
	1,460,000	Series 2009-B, 5.90%, 7/1/28	1,530,109
	1,805,000	Series 2009-B, 5.00%, 7/1/38	1,874,781
			40,410,548
Transportation (2.3%)
		Minneapolis & St. Paul Metro Airport Comm. Airport Rev.:
	20,000	Series 2001-B, 5.75%, 1/1/16	20,266
	3,500,000	Sub. Series 2005-B, 5.00%, 1/1/25	3,450,335
	2,500,000	Ref. Series 2009-B, 5.00%, 1/1/22	2,583,925
	1,000,000	Puerto Rico Cwlth. Hwy. & Trnsn. Auth. Rev. Ref. Series 2007-N, variable rate, 7/1/45	530,000
			6,584,526
Utility (5.4%)
	1,000,000	Chaska Elec. Rev. Ref. Series 2005-A (Generating Facs. Proj.), 5.25%, 10/1/25	1,040,360
		MN Muni Pwr. Agy. Elec. Rev.:
	2,000,000	Series 2004-A, 5.25%, 10/1/24	2,081,660
	1,465,000	Series 2005, 5.00%, 10/1/35	1,486,506
	700,000	Series 2007, 5.25%, 10/1/27	736,113
		North Branch Elec. Sys. Rev. Series 2008-B:
	250,000	5.00%, 8/1/22	259,275
	500,000	5.75%, 8/1/28	525,865
		Puerto Rico Elec. Pwr. Auth. Rev.:
	1,250,000	Ref. Series 2007-UU, variable rate, 7/1/25	939,062
	2,000,000	Series 2005-RR, 5.00%, 7/1/22	2,052,900
	885,000	Series 2007-TT, 5.00%, 7/1/21	921,303
		Southern MN Pwr. Agy. Pwr. Supply Sys. Rev.:
	3,100,000	Series 2006, 4.84%, 1/1/13	2,941,125
	2,000,000	Series 2009-A, 5.25%, 1/1/30	2,105,000
	780,000	Virgin Islands Water & Power Auth. Water Sys. Rev. Ref. Series 1998, 5.50%, 7/1/17	781,108
			15,870,277

Other Revenue Bonds (10.0%)
		Columbia Heights Econ. Dev. Auth. Tax Increment Rev. Series 2007 (Huset Park Area Redev.):
	263,000	5.00%, 2/15/17	245,368
	510,000	5.20%, 2/15/22	444,297
	900,000	Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant’s Ridge Rec. Area),
		Series 2000, 7.25%, 11/1/16	915,795
	710,840	Crystal Governmental Fac. Rev. Series 2006, 5.095%, 12/15/26	580,372
		Guam Gov. Section 30 Ltd. Obligation Rev. Series 2009-A:
	1,000,000	5.50%, 12/1/19	1,073,590
	400,000	5.38%, 12/1/24	406,932
		Lakeville Liquor Rev. Series 2007:
	145,000	5.00%, 2/1/11	145,467
	190,000	5.00%, 2/1/17	184,802
	210,000	5.00%, 2/1/22	189,378
	230,000	McLeod Co. Commercial Dev. Rev. Series 2005 (Southwest MN Fdn.), 5.13%, 12/1/31	221,734
		Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
	40,000	Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11	40,758
	405,000	Series 1999-1A (Discount Steel), 5.25%, 6/1/19	406,041
	160,000	Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20	161,309
		Minneapolis Tax Increment Rev. Refunding Series 2007 (East River/Unocal Site Proj.):
	80,000	4.80%, 2/1/12	80,067
	245,000	5.10%, 2/1/17	233,186
	240,000	5.20%, 2/1/21	218,050
		Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.):
	450,000	4.50%, 2/1/13	438,214
	100,000	4.60%, 2/1/11	99,746
	125,000	4.70%, 2/1/12	124,119
	125,000	4.80%, 2/1/13	122,759
	475,000	Minneapolis Tax Increment Rev. Series 2006 (Grant Park Proj.), 5.00%, 2/1/16	467,490
	1,195,000	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. Series 2006 (Metroplaines), 5.00%, 2/15/27	1,093,807
	280,000	Puerto Rico Cwlth. Infrastructure Fin. Auth. Spl. Tax. Rev. Ref. Series 2005-C zero coupon, 8.40% effective yield, 7/1/28	89,373

MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Fair Value (1)
		Puerto Rico Sales Tax Fin. Corp. Rev.:
	1,000,000	Series 2009-A, zero coupon, 6.75% effective yield, 8/1/32	809,470
	1,250,000	Series 2010-A, zero coupon, 6.13% effective yield, 8/1/29	776,688
	1,500,000	Series 2010-A, zero coupon, 6.25% effective yield, 8/1/33	949,185
	500,000	Series 2010-C, 6.00%, 8/1/39	532,680
		St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. Series 2007 (Silver Lake Vlg. Phase 1A):
	500,000	4.75%, 2/1/17	473,145
	500,000	4.90%, 2/1/22	434,960
		St. Paul Hsg. & Redev. Auth. Rev. Series 2008 (Jimmy Lee Rec. Ctr. Proj.):
	500,000	4.75%, 12/1/26	515,750
	500,000	5.00%, 12/1/32	511,485
		St. Paul Hsg. & Redev. Auth. Tax Increment Rev.:
	100,000	Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12	100,045
	800,000	Series 2001 (US Bank Operations Ctr. Proj.), 6.13%, 8/1/19	768,488
	1,081,000	Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28	993,947
	962,000	Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28	927,358
	2,985,000	Series 2002-A (Upper Landing Proj.), 6.80%, 3/1/29	2,773,632
	1,879,000	Series 2002-B-2 (Upper Landing Proj.), 6.90%, 3/1/29	1,764,644
	1,103,000	Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28	1,027,665
	1,195,000	Series 2004 (9th St. Lofts Proj.), 6.38%, 2/15/28	1,028,118
	505,000	Series 2010 (Emerald Gardens Proj.), 5.00%, 3/1/15	505,298
	500,000	Series 2010 (Emerald Gardens Proj.), 6.50%, 3/1/29	499,405
		St. Paul Port Auth. Lease Rev. Series 2007-1 (Regions Hosp. Parking Ramp Proj.):
	200,000	5.00%, 8/1/10	200,104
	390,000	5.00%, 8/1/11	393,760
	805,000	5.00%, 8/1/21	757,859
	2,150,000	5.00%, 8/1/36	1,711,013
	715,000	St. Paul Recreational Facs. Gross Rev. Series 2005 (Highland National Proj.), 5.00%, 10/1/25	755,469
		Steele Co. Hlth. Care Fac. Gross Rev. Refunding Crossover Series 2005-B:
	475,000	4.65%, 6/1/20	477,180
	300,000	5.00%, 6/1/30	290,430
		Virgin Islands Pub. Fin. Auth.:
	95,000	Rev. Gross Receipts Taxes Loan Series 1999-A, 5.63%, 10/1/10	96,017
	125,000	Sr. Lien Rev. Series 2004-A, 5.25%, 10/1/21	128,998
	1,000,000	Rev. Series 2009-A (Diago Proj.), 6.63%, 10/1/29	1,114,870
			29,300,317

Total municipal bonds (cost: $286,137,776)			284,278,853

Closed-End Mutual Funds (0.9%) (2)
	10,900	Delaware Investments Minnesota Municipal Income Fund II (VMM)	141,591
	43,192	First American Minnesota Municipal Income Fund II (MXN)	652,631
	119,400	MN Municipal Income Portfolio (MXA)	1,796,970

Total closed-end mutual funds (cost: $2,314,979)			2,591,192

Short-Term Securities (3.6%) (2)
	10,692,589	Wells Fargo Minnesota Municipal Cash Fund, 0.01%	10,692,589
Total short-term securities (cost: $10,692,589)

Total investments in securities (cost: $299,145,344)			$297,562,634

Other Assets and Liabilities, Net (-0.67%)			(3,746,622)

Total Net Assets			$293,816,012

Aggregate Cost			299,145,344

Gross Unrealized Appreciation			5,641,364
Gross Unrealized Depreciation			(7,224,074)
Net Unrealized Appreciation(Depreciation)			(1,582,710)

Notes To Schedule of Investments:

(1) Securities Valuation:

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices
Equity securities (includes sweep and exchange-traded Funds)	$10,692,589
Closed-end mutual funds	$2,591,192
Level 2 - Other Significant Observable Inputs
Municipal bonds	$284,278,853
Level 3 - Significant Unobservable Inputs	—
Total	$297,562,634

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value (1)
Municipal Bonds (95.1%) (2)

Alabama (1.3%)
	300,000	Bessemer Med. Clinic Rev. (Bessemer Carraway)	7.25	4/1/2015	300,795
	250,000	Cullman Co. Health Care Auth. Rev.	6.25	2/1/2023	251,962
	100,000	Huntsville-Redstone Vlg. Spl. Care Facs. Auth.	5.25	1/1/2015	98,021
	150,000	Pell City Spl. Care. Rev. (Noland Hlth. Svcs.)	5.25	12/1/2027	143,717
	260,000	University of Alabama Birmingham Hosp. Rev.	5.75	9/1/2022	281,809
					1,076,304
Alaska (1.0%)
	250,000	AK Indl. Dev. & Expt. Rev. (Boys & Girls Home)	5.50	12/1/2012	241,607
	150,000	Aleutians East Borough (Aleutian Pribilof Islands)	5.00	6/1/2020	137,073
	300,000	Aleutians East Borough (Aleutian Pribilof Islands)	5.50	6/1/2025	269,247
	150,000	Matanuska-Susitna Boro COP (Animal Care)	5.75	3/1/2023	156,762
					804,689
Arizona (6.1%)
	91,121	AZ Hlth. Facs. Auth. Rev. (New AZ Family)	5.25	1/7/2027	72,803
	250,000	Festival Ranch Cmnty. Facs. Dist. G.O.	6.25	7/15/2024	255,335
	250,000	Flagstaff Indl. Dev. Auth. (Sr. Living Cmnty.)	5.50	7/1/2022	210,182
	1,000,000	Goodyear McDowell Rd. Comm. Corridor Impt. Dist.	5.25	1/1/2032	1,000,000
	450,000	Pima Co. Indl. Dev. Auth. Rev. (Cambridge Academy)	5.88	4/1/2022	449,384
	250,000	Pima Co. Indl. Dev. Auth. (Coral Academy Science)	6.38	12/1/2018	250,385
	100,000	Pima Co. Indl. Dev. Rev. (Academic Success)	5.38	7/1/2022	91,975
	250,000	Pima Co. Indl. Rev. Ref. (Tucson Country Day Sch.)	5.00	6/1/2022	222,065
	250,000	Pima Co. Indl. Dev. Auth. Rev. (American Charter Sch.)	5.13	7/1/2015	248,045
	235,000	Pima Co. Indl. Dev. Rev. (AZ Charter Schools)	6.10	7/1/2024	221,100
	370,000	Pima Co. Indl. Dev. Rev. (AZ Charter Schools)	6.75	7/1/2031	358,519
	200,000	Pima Co. Indl. Dev. Auth. (Tucson Elec. Pwr.)	5.75	9/1/2029	203,500
	200,000	Pinal Co. Indl. Dev. Rev. (Florence West Prison)	5.25	10/1/2018	194,892
	593,000	Southside Cmnty. Spl. Assmt. Rev. (Prescott Vy.)	6.13	7/1/2018	561,613
	300,000	University Med. Ctr. Corp. Hosp. Rev.	6.25	7/1/2029	319,092
	270,000	West Campus Hsg. LLC Rev. (AZ St. West Campus)	5.00	7/1/2025	254,227
					4,913,117
Arkansas (0.6%)
	500,000	Benton Co. Pub. Facs. Bd. Charter Sch. Lease Rev.	5.75	6/1/2030	491,250

California (11.9%)
	200,000	Abag Fin. Auth. Nonprofit COP (Channing House)	5.38	2/15/2019	198,152
	250,000	Agua Caliente Band Cahuilla Indians Rev.	6.00	7/1/2018	244,362
	90,000	Bell Cmnty. Hsg. Auth. Lease Rev.	5.00	10/1/2030	80,005
	150,000	CA Tob. Sec. Corp. Asset-Backed Sr. Rev.	5.10	6/1/2028	125,031
	250,000	CA Hlth. Facs. Fin. Auth. Rev. (Sutter Health)	5.38	8/15/2030	250,025
	250,000	CA Hsg. Fin. Agy. Rev.	5.20	8/1/2028	249,697
	250,000	CA Fin. Auth. Rev. (Kern Regl. Ctr.)	6.88	5/1/2025	265,562
	430,000	CA Muni. Fin. Auth. (Cmnty. Hospitals)	5.25	2/1/2037	378,602
	400,000	CA Fin. Auth. Educ. Fac. Rev. (King/Chavez)	8.00	10/1/2022	457,340
	125,000	CA Mobilehome Pk. Fing. Rev. (Ranch Vallecitos)	5.25	11/15/2036	103,495
	250,000	CA Sr. Living Rev. (Pilgrim Pl. Claremont)	5.88	5/15/2029	258,267
	250,000	CA Sch. Facs. Fin. Auth. Rev. (Azusa Sch. Dist.)	6.00	8/1/2029	176,860
	400,000	CA Var. Purp. G.O.	6.00	3/1/2033	429,708
	500,000	CA Public Works Lease Rev. (CA St. Univ. )	5.40	3/1/2026	509,160
	350,000	CA Statewide Cmntys. Dev. Auth. Rev. (Am. Baptist)	5.75	10/1/2025	342,496
	140,000	CA Statewide Cmntys. Rev. (Lancer Educ.)	5.40	6/1/2017	136,450
	100,000	CA Statewide Cmntys. Spl. Tax Rev. (Orinda)	6.00	9/1/2029	87,805
	500,000	Center Uni. Sch. Dist. G.O. (1991 Election)	6.07	8/1/2031	121,870
	250,000	El Paso De Robles Redev. Agy. Tax. Alloc.	6.38	7/1/2033	256,097
	245,000	Foothill/Eastern Corridor Agy. Toll Rd. Rev. Ref.	9.65	1/15/2022	110,490
	250,000	Glendale Redev. Agy. Tax Alloc.	5.50	12/1/2024	250,790
	500,000	Hartnell Cmnty. College Cap. Appreciation	7.00	8/1/2034	251,925
	395,000	Hawthorne Sch. Dist. G.O. (1997 Election)	6.70	11/1/2026	132,072
	1,000,000	La Mirada Redev. Agy. (Merged Proj.)	6.70	8/15/2027	328,900
	250,000	Lancaster Redev. Agy. Tax Alloc. (Redev. Projs)	6.00	8/1/2024	267,310

SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value (1)
	15,000	Los Angeles Regl. Arpts. Impt. Lease Rev.	10.25	1/1/2013	15,564
	500,000	Moreno Valley Uni. Sch. Dist. G.O.	6.20	8/1/2023	230,435
	250,000	Palmdale Cmnty. Redev. Agy. Tax. Alloc.	6.95	12/1/2020	143,550
	120,000	Palm Desert Fin. Auth. Tax. Alloc. Rev. Ref.	5.00	10/1/2023	119,933
	450,000	Rialto Redev. Agy. Tax Alloc. (Merged Proj.)	6.25	9/1/2037	467,429
	500,000	Richmond Cmnty. Redev. Agy. Tax. Alloc.	6.00	9/1/2030	501,840
	250,000	Richmond Jt. Pwrs. Lse. Rev. (Point Potrero)	6.25	7/1/2024	271,640
	500,000	Riverside Co. Leasing Rev. (Riverside Co. Hosp.)	6.10	6/1/2022	251,235
	200,000	Riverside Co. Leasing Rev. (Riverside Co. Hosp.)	6.60	6/1/2024	86,724
	250,000	Rohnert Park Cmnty. Dev. Tax. Alloc.	7.75	8/1/2030	68,185
	250,000	San Gorgonio Hlth. Care G.O. (Election 2006)	7.00	8/1/2027	274,820
	300,000	Sierra View Hlth. Care Dist. Rev.	5.00	7/1/2019	302,733
	250,000	South Bayside Waste Mgmt. Rev. (Shoreway Environ.)	6.25	9/1/2029	268,930
	500,000	Tustin Uni. Sch. Dist. G.O.	6.05	8/1/2028	297,245
	500,000	Val Verde Uni. Sch. Dist. Cap. Appreciation G.O.	6.13	8/1/2034	243,240
					9,555,974
Colorado (3.0%)
	500,000	CO Educ. & Cultural Facs. Auth. (Vail Mountain)	6.00	5/1/2030	502,530
	250,000	CO Educ. & Cultural Facs. Auth. (Charter Academy)	5.60	7/1/2034	251,520
	250,000	CO Hlth. Facs. Auth. Rev. (Amern. Baptist)	6.50	8/1/2015	249,875
	500,000	Delta Co. Mem. Hosp. Dist. Rev.	5.50	9/1/2030	485,725
	195,000	Denver Hlth. & Hosp. Auth. Healthcare Rev.	1.27	12/1/2033	134,062
	1,000,000	E-470 Pub. Hwy. Auth. Cap. Appeciation Rev.	6.20	9/1/2028	307,870
	150,000	E-470 Pub. Hwy. Auth. Rev.	5.50	9/1/2024	150,187
	350,000	Gunnison Co. (Western State College)	6.10	7/15/2019	357,591
					2,439,360
Connecticut (1.2%)
	50,000	CT DFA Pollution Ctl. Rev. Ref. (CT Light & Power)	5.85	9/1/2028	50,417
	250,000	CT Dev. Auth. First Mtg. Gross Rev.	5.70	4/1/2012	250,380
	250,000	Hamden Fac. Rev. (Whitney Ctr. Proj.)	6.13	1/1/2014	248,025
	250,000	Harbor Point Infrastructure Spl. Oblig. Rev.	7.00	4/1/2022	262,202
	250,000	Mashantucket Western Pequot Tribe Rev.	5.75	9/1/2018	127,498
					938,522
District of Columbia (1.2%)
	250,000	DC Rev. (Friendship Pub. Charter Sch.)	5.00	6/1/2026	221,760
	1,000,000	Metro DC Arpts. Dulles Toll Rd. Cap. Apprec. Rev.	6.50	10/1/2041	731,250
					953,010
Florida (6.3%)
	150,000	Alachua Co. Hlth. Facs Rev. (Shands Hlth. Care)	6.75	12/1/2030	162,913
	100,000	Connerton West Cap. Impt. Spl. Assmnt. Rev.	5.13	5/1/2016	38,460
	250,000	Gramercy Farms Cmnty. Dev. Dist.	5.10	5/1/2014	109,900
	205,000	Heritage Landing Cmnty. Dev. Spl. Assmt.	5.60	5/1/2036	166,952
	150,000	Highlands Co. Hlth. Facs. Rev. Ref. (Adventist)	5.00	11/15/2031	148,630
	135,000	Jacksonville Econ. Dev. Rev. (Mayo Clinic)	5.50	11/15/2036	137,606
	100,000	Lake Ashton II Cmnty. Dev. Dist. Cap. Impt.	5.00	11/1/2011	37,460
	200,000	Lakeland Retirement Cmnty. Rev. Ref. (Carpenters)	5.88	1/1/2019	199,142
	250,000	Lee Co. Indl. Rev. Ref. (Shell Pt/Alliance Cmnty.)	5.00	11/15/2029	214,405
	250,000	Lee Co. Indl. Dev. Auth. Rev. (Charter Foundation)	5.25	6/15/2027	214,715
	250,000	Leesburg Capital Improvement Rev.	5.25	10/1/2034	251,113
	275,000	Miami Beach Hlth. Facs. Hosp. Rev. (Mt. Sinai)	5.38	11/15/2028	237,839
	400,000	Miami-Dade Co. Spl. Obligation Rev. Ref. Sub.	7.01	10/1/2024	167,584
	125,000	Miami-Dade Co. Spl. Obligation Rev. Ref. Sub.	7.30	10/1/2025	48,675
	50,000	Miami Spl. Rev. Ref.	6.75	1/1/2015	37,890
	820,000	Palm Bay Utility Rev.	5.92	10/1/2031	238,899
	210,000	Palm Beach Co. Hlth. Rev. (Abbey Delray South)	5.50	10/1/2011	210,456
	100,000	Palm Beach Co. Hlth. Rev. Ref. (Acts Retirement)	5.00	11/15/2020	98,721
	0	Port St. Lucie Spl. Assmt. Rev. Ref.	6.00	7/1/2021	0
	245,000	Sail Harbour Cmnty. Dev. Dist. Spl. Assmt.	5.50	5/1/2036	215,333
	250,000	St. Johns Co. Indl. Dev. Auth. Rev. Ref. (Glenmoor)	5.00	1/1/2016	228,875
	100,000	St. Johns Co. Indl. Dev. Auth. Rev. (Presbyterian)	5.63	8/1/2034	91,800
	200,000	Sarasota Co. Hlth. Rev. (Vlg. on the Isle)	5.50	1/1/2027	182,008
	250,000	Sarasota Natl. Cmnty. Spl. Assessment	5.30	5/1/2039	61,200
	50,000	Seminole Tribe Spl. Oblig. Rev.	5.75	10/1/2022	48,584
	300,000	South Lake Co. Hosp. Dist. Rev.	6.00	4/1/2029	307,350

SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value (1)
	150,000	Stoneybrook South Cmnty. Spl. Asst. Rev.	5.45	11/1/2015	64,440
	300,000	Tallahassee Hlth. Facs. Rev. (Mem. Hlth. Care)	6.38	12/1/2030	300,522
	185,000	Tampa Hosp. Rev. (H. Lee Moffitt)	5.75	7/1/2029	185,070
	140,000	Village Cmnty. Dev. Dist # 5 Spl. Assessment Rev.	6.50	5/1/2033	144,428
	25,000	Waters Edge Cmnty. Dev. Dist. Cap. Impt.	5.00	11/1/2012	14,780
	500,000	West Orange Healthcare Dist. Rev.	5.80	2/1/2031	501,845
					5,067,595
Georgia (1.8%)
	250,000	Atlanta Wtr. & Waste Wtr. Rev.	6.00	11/1/2029	267,295
	250,000	Atlanta Airport Rev.	5.75	1/1/2020	253,437
	100,000	Chatham Co. Hosp. Rev. Ref. Impt. (Mem. Med. Ctr.)	5.50	1/1/2021	99,292
	250,000	De Kalb Co. Hosp. Auth. Rev. (De Kalb Med. Ctr.)	6.00	9/1/2030	249,975
	500,000	Gainesville & Hall Co. Dev. Rev. (ACTS Retirement)	6.38	11/15/2029	519,060
	100,000	Med. Ctr. Hosp. Auth. (Spring Harbor Green Isl.)	5.25	7/1/2027	84,965
					1,474,024
Guam (0.5%)
	300,000	Guam Gov. G.O.	5.75	11/15/2014	310,869
	100,000	Northern Mariana Islands G.O.	5.00	10/1/2022	88,458
					399,327
Hawaii (1.1%)
	500,000	HI Pac. Health Special Purpose Rev.	5.25	7/1/2030	489,100
	400,000	HI State Dept. Budget & Fin. Rev.	6.40	11/15/2014	403,936
					893,036
Idaho (1.0%)
	335,000	ID Hsg. & Fin. Assn. Rev. (ID Arts Center Sch.)	5.50	12/1/2018	322,752
	150,000	ID Hsg. & Fin. Assn. Rev. (Liberty Charter Sch.)	5.50	6/1/2021	150,279
	220,000	ID Hsg. & Fin. Assn. Nonprofit Facs. Rev.	5.63	7/1/2021	218,310
	100,000	ID Hsg. & Fin. Assn. (North Star Charter School)	9.00	7/1/2021	116,986
					808,327
Illinois (5.1%)
	320,000	Cook Co. Sch. Dist. No. 148 (Dolton)	5.50	12/1/2027	311,939
	150,000	Harvey Ref. & Impt. G.O.	5.50	12/1/2027	140,877
	210,000	IL Dev. Fin. Auth. Rev. (Provena Health)	5.13	5/15/2023	206,858
	150,000	IL Fin. Auth. Rev. Ref. (Christian Homes, Inc.)	5.25	5/15/2012	150,096
	100,000	IL Fin. Auth. Rev. (Noble Network Charter Sch.)	4.30	9/1/2015	89,529
	250,000	IL Fin. Auth. Rev. (Sedgebrook Inc. Fac.)	5.40	11/15/2016	87,500
	250,000	IL Fin. Auth. Rev. (IL Institute of Technology)	6.25	2/1/2019	266,780
	165,000	IL Fin. Auth. Rev. (OSF Healthcare Sys.)	5.25	11/15/2022	165,089
	150,000	IL Fin. Auth. Rev. (Swedish American Hosp.)	5.00	11/15/2023	149,542
	350,000	IL Fin. Auth. Rev. (Tabor Hills Supportive Living)	5.25	11/15/2026	299,971
	100,000	IL Fin. Auth. Rev. (Wesleyan Univ.)	4.20	9/1/2020	90,858
	250,000	IL Fin. Auth. Rev. (Noble Network Charter Sch.)	5.00	9/1/2027	188,602
	250,000	IL FIn. Auth. Rev. (Rush Univ. Med. Ctr.)	6.38	11/1/2029	268,380
	205,000	IL Fin. Auth. Rev. (Intl. Ice Ctr.)	7.00	12/1/2035	18,446
	150,000	IL Fin. Auth. Rev. (Elmhurst Mem.)	5.63	1/1/2037	137,935
	350,000	IL Fin. Auth. Rev. (Swedish Covenant)	5.75	8/15/2029	349,167
	200,000	IL Fin. Auth. Rev. (North Shore Ice Arena)	6.25	12/1/2038	160,942
	210,000	IL Health Facs. Auth. Rev. (Ingalls Hlth. Sys.)	6.25	5/15/2014	211,877
	150,000	IL Health Facs. Auth. Rev. (Centegra Health Sys.)	5.25	9/1/2024	148,218
	100,000	IL Health Facs. Auth. Rev. Ref. (Sinai Health)	5.00	8/15/2024	101,176
	100,000	Lake Co. Cmnty. Sch. Dist. #3 G.O. (Beach Pk.)	6.47	2/1/2019	71,179
	91,000	Manhattan Spl. Tax. (Groebe Farm-Stonegate)	5.75	3/1/2022	57,152
	90,000	Southwestern IL Dev. Auth. Tax. Alloc. Rev. Ref.	7.00	10/1/2022	85,113
	500,000	Winnebago & Stephenson Co. (Sch. Dist. 321)	5.25	1/1/2019	330,190
					4,087,416
Iowa (0.4%)
	150,000	IA Fin. Auth. Sr. Hsg. Rev. (Wedum Walnut Ridge)	5.00	12/1/2014	138,112
	100,000	IA Fin. Auth. Sr. Living (Deerfield Ret. Cmnty.)	5.00	11/15/2021	74,075
	200,000	IA Fin. Auth. Sr. Living (Deerfield Ret. Cmnty.)	5.50	11/15/2027	142,886
					355,073
Indiana (2.4%)
	250,000	Crown Point Econ. Dev. Rev. (Whittenberg Vlg.)	6.50	11/15/2013	250,137
	205,000	Delaware Co. Hosp. Rev. (Cardinal Hlth Sys.)	5.00	8/1/2024	189,537
	370,000	East Chicago Redev. Tax Allocation (Harborside)	5.50	1/15/2016	374,636

SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value (1)
	250,000	Hammond Pub. Impt. Bond Bank Rev.	6.50	8/15/2025	258,132
	200,000	IN Hlth. & Educ. Fac. Fing. Auth. Hosp. Rev.	5.50	3/1/2022	207,202
	215,000	IN Fin. Auth. Rev. (Educ. Facs. Proj.)	6.00	10/1/2021	222,377
	100,000	Richmond Hosp. Auth. Rev. (Reid Hosp.)	6.50	1/1/2029	105,884
	150,000	St. Joseph Co. Econ. Dev. Rev. (Holy Cross Vlg.)	5.70	5/15/2028	135,098
	150,000	St. Joseph Co. Hosp. Auth. Rev. (Madison Ctr.)	5.80	2/15/2024	83,205
	250,000	St. Joseph Co. Hosp. Auth. Rev. (Madison Ctr.)	5.25	2/15/2028	138,675
					1,964,883
Kansas (1.0%)
	500,000	Overland Park Dev. Dist. Sales Tax Rev.	5.90	4/1/2032	501,785
	500,000	Wyandotte Co. Spl. Oblig. Rev.	6.07	6/1/2021	265,890
					767,675
Kentucky (0.5%)
	140,000	Jefferson Co. Mtg. Rev. (Christian Church Homes)	6.13	11/15/2013	140,270
	250,000	Louisville/Jefferson Co. Health Fac. (Jewish Hosp.)	6.00	2/1/2022	258,493
					398,763
Louisiana (1.2%)
	195,000	LA Loc. Gov. Rev. (Cap. Pjs. & Equip. Acquisition)	6.55	9/1/2025	176,738
	250,000	LA Pub. Facs. Auth. Hosp. Rev.	6.75	7/1/2039	273,628
	150,000	New Orleans Aviation Board Gulf Oppty. Rev.	6.00	1/1/2025	157,113
	250,000	New Orleans Swr. Svc. Rev. Ref.	6.00	6/1/2024	266,690
	125,000	St. John Baptist Parish Rev. (Marathon Oil)	5.13	6/1/2037	117,814
					991,983
Maine (0.3%)
	200,000	ME Educ. Auth. Student Loan Rev.	5.63	12/1/2027	208,752

Maryland (0.7%)
	250,000	Howard Co. Retirement Cmnty. Rev. (Vantage House)	5.25	4/1/2027	206,350
	250,000	MD State Hlth. & Hgr. Educ. Facs. (Patterson Park)	5.10	7/1/2020	254,955
	125,000	MD State Hlth. & Hgr. Educ. Facs. (King Farm Pres)	5.00	1/1/2017	117,390
					578,695
Massachusetts (1.4%)
	500,000	MA Educ. Fin. Auth. Educ. Loan Rev.	5.20	1/1/2027	509,005
	350,000	MA Dev. Fin. Agy Sr. Living Fac. Rev.	6.25	6/1/2014	350,249
	185,000	MA St. Hlth. & Educ. Rev. (Quincy Med. Ctr.)	5.13	1/15/2012	185,670
	100,000	MA State Hlth. & Educ. (Valley Regl. Hlth. Sys.)	5.75	7/1/2018	99,557
					1,144,481
Michigan (3.0%)
	350,000	Advanced Technology Academy Pub. Sch. Rev.	6.00	11/1/2028	330,298
	150,000	Detroit G.O.	5.25	4/1/2020	129,927
	240,000	Detroit Convention Fac. Cap. Appreciation Rev.	6.17	9/30/2014	208,178
	190,000	Detroit Downtown Dev. Tax Alloc. (Dev. Area No. 1)	4.75	7/1/2025	168,965
	100,000	Detroit Sewer Disp. Rev. Ref. Second Lien	5.50	7/1/2022	106,707
	250,000	Grand Traverse Academy Pub. Sch. Acad. Rev. Ref.	5.00	11/1/2022	222,787
	50,000	Kentwood Econ. Ltd. Oblig. Rev. (Holland Home)	5.25	11/15/2014	49,212
	155,000	MI Pub. Educ. Facs. Rev. (Bradford Academy)	6.00	9/1/2016	159,729
	200,000	MI Pub. Educ. Facs. Rev. (Bradford Academy)	8.00	9/1/2021	223,082
	150,000	MI Pub. Educ. Facs. Auth. Rev. (Landmark Academy)	6.00	6/1/2020	154,511
	40,000	MI St. Hosp. Rev. Ref. (Detroit Medical)	5.25	8/15/2027	31,954
	150,000	MI St. Strategic Fd. Rev. Ref. (Detroit Edison)	5.45	9/1/2029	150,408
	250,000	MI Tob. Settlement Fin. Auth. Sr. Rev.	5.13	6/1/2022	217,080
	290,000	Saginaw Hosp. Fin. Auth. Rev. (Covenant Med. Ctr.)	6.50	7/1/2030	293,019
					2,445,857
Minnesota (3.4%)
	350,000	Anoka Co. Hsg. & Redev. Rev.	6.88	5/1/2040	352,439
	100,000	Cloquet Hsg. Fac. Rev. Ref. (HADC Cloquet LLC)	5.50	8/1/2025	88,971
	90,000	Columbia Heights Econ. Dev. Rev. (Huset Park)	5.00	2/15/2017	83,966
	350,000	Sartell Hlth. Care & Hsg. Facs. Rev.	6.63	9/1/2029	350,553
	430,000	Sauk Rapids Hlth. Care & Hsg. Rev. (Good Shepherd)	7.25	1/1/2029	446,327
	75,000	St. Cloud Hsg. & Redev. MF Rev. (Germain Towers)	5.90	9/1/2020	66,461
	150,000	St. Paul Hsg. & Redev. Auth. Rev. (US Bank Ops.)	6.50	8/1/2022	143,117
	285,000	St. Paul Hsg. & Redev. Auth. Rev. (Emerald Gardens)	6.50	3/1/2029	284,661
	375,000	St. Paul Port Auth. Lse. Rev. (Regions Hosp. Pkg.)	5.00	8/1/2036	298,433
	400,000	St. Paul Port. Auth. Solid Waste Disp. Rev.	6.25	11/1/2015	401,396

SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value (1)
	225,000	White Earth Band of Chippewa Indians Rev.	7.00	12/1/2011	230,958
					2,747,282
Missouri (3.6%)
	315,000	Fenton Tax Increment Rev. (Gravois Bluffs Redev.)	4.50	4/1/2021	304,492
	300,000	Independence 39th St. Transn. Dist. Rev.	6.88	9/1/2032	298,104
	140,000	Joplin Indl. Dev. Auth. Rev. Ref. (Christian)	5.50	5/15/2017	137,017
	500,000	Kansas City Indl. Dev. Auth. Multifamily Hsg. Rev.	5.00	1/1/2012	494,745
	690,000	Kansas City Spl. Oblig. Cap. Apprec. Rev.	6.55	2/1/2023	363,747
	250,000	Kirkwood Indl. Dev. Auth. Retirement Cmnty. Rev.	8.00	5/15/2021	252,507
	250,000	Kirkwood Indl. Dev. Auth. Retirement Cmnty. Rev.	6.50	5/15/2015	250,548
	100,000	Lakeside 370 Levee Dist. Spl. Tax	7.00	4/1/2028	100,219
	240,000	MO Dev. Fin. Brd. Rev. (Arnold-Rd Infrastructure)	5.00	11/1/2027	237,379
	500,000	St. Joseph Tax. Alloc. Rev. (Shoppes North Vlg.)	4.25	11/1/2011	498,850
					2,937,608
Nevada (2.3%)
	215,000	Clark Co. Impt. Dist. (128 Summerlin)	5.00	2/1/2020	175,754
	250,000	Las Vegas Paiute Tribe Rev.	6.63	11/1/2017	212,678
	200,000	Mesquite Redev. Agy. Tax Allocation Rev.	6.00	6/1/2015	205,762
	400,000	Sparks Redev. Agy. Tax Increment Rev. (Area No. 2)	6.40	6/1/2020	382,460
	425,000	Sparks Redev. Agy. Tax Increment Rev. (Area No. 1)	5.00	1/15/2022	419,131
	300,000	Sparks Tourism Impt. Dist. No. 1 Sr. Sales Tax.	6.50	6/15/2020	294,189
	150,000	Sparks Tourism Impt. Dist. No. 1 Sr. Sales Tax.	6.75	6/15/2028	140,391
					1,830,365
New Hampshire (0.2%)
	600,000	Manchester Hsg. & Redev. Auth. Rev.	6.91	1/1/2027	161,322

New Jersey (0.8%)
	100,000	NJ Educ. Facs. Rev. Ref. (Univ. Med. & Dentistry)	7.13	12/1/2023	116,011
	250,000	NJ Trans. Auth. (Trans. System)	5.85	12/15/2025	107,740
	230,000	NJ Hlth. Care. Facs. Fin. Auth. Rev.	6.25	7/1/2016	230,393
	165,000	NJ Hlth. Care. Rev. (St. Josephs Hlth. Care Sys.)	5.75	7/1/2015	177,898
					632,042
New Mexico (0.5%)
	400,000	Farmington Poll. Ctr. Rev. Ref. (San Juan)	5.20	6/1/2040	400,228

New York (0.8%)
	250,000	Brooklyn Arena Local Dev. Corp. (Barclays Ctr.)	6.00	7/15/2030	256,750
	250,000	NY Dorm Auth. Rev. (Frances Schervier Home)	5.50	7/1/2027	245,935
	200,000	Seneca Nations Indians Cap. Impt. Auth.	5.00	12/1/2023	163,426
					666,111
North Carolina (0.3%)
	240,000	Buncome Co. Proj. (Woodfin Downtown Corridor)	6.75	8/1/2024	223,894

North Dakota (0.6%)
	200,000	Langdon Hlth Care Facs. Rev. (Cavalier Co. Hosp.)	6.20	1/1/2025	200,380
	20,500	City of Washburn (Bismarck State College Fdtn.)	5.01	4/1/2032	20,257
	250,000	Grand Forks Healthcare Sys. Rev. (Altru Health)	5.63	8/15/2027	248,217
					468,854
Ohio (2.4%)
	250,000	Bowling Green Student Hsg. Rev. (State Univ. Proj.)	5.75	6/1/2031	242,882
	395,000	Buckeye OH Tob. Settlement Asset-Backed Sr. Rev.	5.13	6/1/2024	332,890
	245,000	Cleveland-Cuyahoga Co. Rev. (St. Clarence)	6.00	5/1/2021	227,632
	143,100	Cuyahoga Co. Hsg. Mtg. Rev. (R. H. Myers Apts.)	5.70	3/20/2042	151,135
	205,000	Hamilton Co. Healthcare Rev. Ref. (Life Enriching)	5.00	1/1/2027	190,197
	250,000	OH Air Quality Dev. Auth. Rev. (Ohio Power Co.)	5.15	5/1/2026	243,645
	150,000	Ross Co. Hosp. Rev. Ref. (Adena Hlth. Sys.)	5.75	12/1/2028	155,147
	250,000	Toledo-Lucas Co. Spl. Assmt. Rev. (Crocker Park)	5.38	12/1/2035	215,228
	170,000	Toledo-Lucas Co. Spl. Assmt. Rev. (Town Square)	5.40	11/1/2036	157,626
					1,916,382
Oregon (1.1%)
	150,000	Forest Grove Campus Impt. Rev. (Pacific Univ.)	6.00	5/1/2030	155,961
	250,000	Langston Econ. Dev. Rev. (Langston Univ./LDF)	5.00	5/1/2035	220,843
	200,000	Redmond Airport Rev.	5.50	6/1/2024	202,520
	300,000	Western Generation Agy. Rev. (Wauna Cogeneration)	5.00	1/1/2021	281,544
					860,868

SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value (1)
Pennsylvania (3.0%)
	300,000	Chester Co. Hlth. & Educ. Facs. Auth. Hosp. Rev.	6.75	7/1/2031	300,441
	170,000	Crawford Co. Indl. Dev. Rev. (Allegheny College)	6.00	11/1/2031	178,296
	250,000	Erie Co. Hosp. Auth. Rev. (St. Vincents Hlth.)	7.00	7/1/2027	252,510
	250,000	Lehigh Co. Gen. Purpose Rev. (St. Luke’s Hosp)	1.19	8/15/2042	169,063
	500,000	Luzerne Co. Notes G.O.	7.00	11/1/2026	563,095
	60,000	Montgomery Co. Indl. Dev. Auth. (Whitemarsh)	6.00	2/1/2021	52,230
	500,000	PA Turnpike Commn. Cap. Apprec. Sub. Rev.	6.25	6/1/2033	381,335
	400,000	Philadelphia Hosp. & Higher Educ. (Temple Univ.)	6.63	11/15/2023	399,940
	100,000	Quakertown Gen. Auth. Hlth. Rev. (Lifequest)	6.05	7/20/2024	105,175
					2,402,085
Puerto Rico (0.4%)
	500,000	Puerto Rico Corp. Sales Tax Rev.	6.13	8/1/2029	310,675

Rhode Island (0.8%)
	350,000	RI Hlth. & Educ. Bldg. Rev. (Johnson & Wales)	6.10	4/1/2026	350,207
	250,000	RI Hlth. & Educ. Bldg. Rev. Ref. (Univ. of RI)	6.50	9/15/2028	279,070
					629,277
South Carolina (0.2%)
	150,000	SC Jobs EDA Rev. Ref. & Impt. (Hampton Med.)	4.75	11/1/2012	151,095

South Dakota (0.6%)
	480,000	Aberdeen Econ. Dev. Rev. (Presentation College)	5.63	5/1/2029	470,947

Tennessee (1.5%)
	200,000	Blount Co. Hlth. & Educ. Facs. (Asbury, Inc.)	5.13	4/1/2023	172,696
	500,000	Johnson City Hlth. & Educ. Facs. (Mtn. States)	5.63	7/1/2030	493,795
	250,000	Metro Govt. Nashville & Davidson Co. Indl. Dev. Rev.	9.75	2/15/2015	278,948
	250,000	Metro Govt. Nashville & Davidson Co. Indl. Dev. Rev.	9.75	2/15/2015	278,948
					1,224,387
Texas (11.4%)
	160,000	Bexar Co. Health Facs. Dev. Corp. Rev.	5.88	7/1/2030	159,162
	35,000	Bexar Co. Hsg. Rev. Ref. (Nob Hill Apts.)	5.50	6/1/2011	34,075
	150,000	Bexar Co. Hsg. Corp. Rev. (Dymaxion & Marbach)	6.10	8/1/2030	140,602
	500,000	Bexar Co. Hsg. Fin. Corp. Rev. (American Oppty.)	5.70	1/1/2021	464,860
	100,000	Bexar Co. Hsg. Fin. Corp. Rev. (American Oppty.)	5.80	1/1/2031	87,827
	500,000	Capital Area Cult. Educ. Facs. Fin. Corp. Rev.	5.75	4/1/2026	505,155
	400,000	Central TX Regional Mobility Auth. Rev.	5.75	1/1/2025	404,964
	100,000	Clifton Hgr. Educ. Rev. Ref. (Tejano Ctr. Cmnty.)	7.75	2/15/2018	115,704
	250,000	Clifton Hgr. Educ. Fin. Corp. Rev. (Uplift Educ.)	6.00	12/1/2030	250,177
	500,000	Deaf Smith Co. Hosp. G.O.	6.00	3/1/2030	501,405
	250,000	Harris Co. Cultural Educ. Rev. (Space Ctr.)	6.75	8/15/2021	252,685
	55,000	Harris Co. Hsg. Rev. Sr. Lien (Windsor Hsg. Fdn.)	6.30	6/1/2025	55,229
	157,608	Galveston Co. Muni. Util. Dist. No. 52	6.39	9/1/2010	125,992
	240,000	Lewisville Combination Contract Impt. Rev.	6.75	10/1/2032	242,230
	350,000	Houston Hotel Occupancy Tax & Spl. Rev.	6.34	9/1/2023	167,972
	195,000	Kerrville Hlth. Facs. Rev. (Sid Peterson)	5.45	8/15/2035	178,099
	400,000	North TX Twy. Toll Rev. Ref. Second Tier	6.13	1/1/2031	424,968
	200,000	North TX Twy. Rev. Ref. First Tier	5.63	1/1/2033	208,248
	500,000	Port Corpus Christi Auth. Nueces Co. (Union Pacific)	5.65	12/1/2022	502,220
	100,000	Richardson Rev. Ref. & Impt. (Baylor/Richardson)	5.63	12/1/2028	92,391
	270,000	Rio Grande Valley Hosp. Rev. (Valley Baptist)	6.40	8/1/2012	270,753
	190,000	Tarrant Co. Cultural Educ. Rev. (Edgemere)	6.00	11/15/2026	191,986
	50,000	Tarrant Co. Cultural Educ. Rev. (C.C. Young)	5.00	2/15/2013	48,658
	200,000	Tarrant Co. Cultural Educ. Rev. (Air Force Vlg.)	5.13	5/15/2027	177,876
	275,000	Tarrant Co. Cultural Educ. Rev. (Air Force Vlg.)	5.75	11/15/2019	280,852
	500,000	Tarrant Co. Cultural Educ. Rev. (Sr. Living Ctr.)	6.50	11/15/2014	496,585
	250,000	Tarrant Co. Cultural Educ. Rev. (C.C. Young Home)	6.50	2/15/2014	250,560
	250,000	Tarrant Co. Cultural Educ. Rev. (Mirador Proj.)	6.25	11/15/2014	250,403
	250,000	Tarrant Co. Cultural Educ. Rev. (Mirador Proj.)	7.75	11/15/2019	249,310
	500,000	TX Private Activity Surface Transport. Corp. Rev.	7.50	6/30/2033	521,230
	150,000	TX Pub. Fin. Auth. Rev. (Uplift Educ.)	5.35	12/1/2017	153,681
	400,000	TX Pub. Fin. Auth. Rev. (Idea Pub. School)	5.00	8/15/2030	356,164
	430,000	Tom Green Co. Hsg. Fin. Corp. Mtg. Rev.	28.62	3/1/2016	81,696
	450,000	Travis Co. Hlth. Dev. Corp. (Westminster Manor)	6.25	11/1/2016	449,370
	250,000	Travis Co. Hlth. Dev. Corp. (Querencia Barton Cr.)	5.10	11/15/2015	248,455
	250,000	Tyler Hlth. Facs. Dev. Corp. (Mother Frances)	5.00	7/1/2033	213,490

SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - June 30, 2010 (Unaudited)

Quantity/Par ($)		Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value (1)
					9,155,034
Utah (1.3%)
	200,000	Provo Charter Sch. Rev. (Freedom Academy Fdn.)	5.50	6/15/2037	156,844
	200,000	UT Assoc. Muni. Pwr. Sys. Rev.	5.00	5/1/2027	165,088
	500,000	UT Charter Sch. Fin. Auth. Rev. (Paradigm High Sch.)	5.75	7/15/2020	489,920
	250,000	UT Charter Sch. Fin. Auth. Rev. (North Davis Prep.)	5.75	7/15/2020	246,810
					1,058,662
Virginia (0.6%)
	250,000	Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev.	6.00	7/1/2025	269,740
	100,000	VA Tobacco Settlement Fin. Corp. Senior Rev.	5.00	6/1/2047	64,242
	100,000	Washington Co. Indl. Dev. Rev. (Mtn. Sts. Hlth.)	7.25	7/1/2019	114,802
					448,784
Virgin Islands (0.3%)
	250,000	Virgin Islands Pub. Fin. Auth Rev. (Diago)	6.75	10/1/2037	278,345

Washington (2.4%)
	170,000	Kalispel Tribe Indians Priority Dist. Rev.	6.20	1/1/2016	160,820
	100,000	Quinault Indian Nation Rev. Ref. & Impt. (Beach)	5.80	12/1/2015	87,501
	350,000	WA Hlth. Care Auth. Rev. (Seattle Cancer Care)	6.50	3/1/2024	377,094
	500,000	WA Hlth. Care Auth. Rev. (Seattle Cancer Care)	7.13	3/1/2029	551,030
	500,000	WA St. Hlth. Care Facs. Auth. Rev. (Overlake Hosp.)	5.25	7/1/2023	509,545
	150,000	WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)	5.25	1/1/2017	131,369
	100,000	WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)	5.25	1/1/2013	98,045
					1,915,404
Wisconsin (3.6%)
	110,000	Milwaukee Redev. Auth. Rev. (Academy of Learning)	5.50	8/1/2022	94,747
	100,000	WI Hlth. & Educ. Facs. Auth. (Beaver Dam Hosp.)	6.00	8/15/2019	100,862
	100,000	WI Hlth. & Educ. Facs. Auth. Rev. (Marshfield Clinic)	5.63	2/15/2017	100,096
	250,000	WI Hlth. & Educ Facs. Rev. Ref. (Three Pillars)	5.60	8/15/2023	251,160
	100,000	WI Hlth. & Educ Facs. Rev. Ref. (Three Pillars)	5.75	8/15/2026	99,452
	500,000	WI Hlth. & Educ Facs. Rev. (Sinai Samaritan Med. Ctr.)	5.88	8/15/2026	499,970
	250,000	WI Hlth. & Educ. Facs. Auth. Rev. (Beloit College)	6.00	6/1/2030	252,965
	500,000	WI Hlth. & Educ. Auth. Rev. (Aurora Health Care)	5.60	2/15/2029	493,705
	290,000	WI Hlth. & Educ. Auth Rev. (Aurora Health Care)	6.40	4/15/2033	295,739
	375,000	WI Hlth. & Educ. Auth Rev. (Beaver Dam Hosp.)	6.50	8/15/2024	375,023
	100,000	WI Hlth. & Educ. Auth Rev. (Beaver Dam Hosp.)	6.75	8/15/2034	100,310
	250,000	WI Hlth. & Educ. Auth Rev. (St. Johns Cmntys.)	5.40	9/15/2014	249,160
					2,913,189

Total municipal bonds (cost: $76,900,385)					76,560,953

Closed-End Mutual Funds (2.6%) (2)
	40,000	BlackRock Long-Term Muni Advantage Trust (BTA)			432,800
	5,000	BlackRock MuniHoldings FL. Insured Fund (MFL)			69,200
	35,000	DWS Muni Income Trust (KFT)			442,050
	10,000	DWS Strategic Muni Income Trust (KSM)			132,300
	20,000	Invesco Muni Income Oppty. Trust (OIA)			130,000
	10,000	Invesco Van Kampen Advantage Muni Trust (VKI)			121,000
	19,700	Invesco Van Kampen Trust Investment Grade (VGM)			283,089
	75,000	MFS High Income Muni trust (CXE)			374,250
	10,000	PIMCO California Muni. Income Fund II (PCK)			91,200

Total closed-end mutual funds (cost: $1,853,909)					2,075,889

Short-Term Securities (1.5%) (2)
	1,236,154	Dreyfus Tax-Exempt Cash Management Fund, 0.08%			1,236,154

Total short-term securities (cost: $1,236,154)
Total investments in securities (cost: $79,990,448) (3)					$79,872,996

Other Assets and Liabilities, Net (+0.77%)					616,461

Total Net Assets					$80,489,457

Aggregate Cost					79,990,448

Gross Unrealized Appreciation					2,597,961
Gross Unrealized Depreciation					(2,715,414)
Net Unrealized Appreciation(Depreciation)					(117,452)

Notes To Schedule of Investments:

(1) Securities Valuation:

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices
Equity securities (includes sweep and exchange-traded Funds)	$1,236,154
Closed-end mutual funds	$2,075,889
Level 2 - Other Significant Observable Inputs
Municipal bonds	$76,560,953
Level 3 - Significant Unobservable Inputs	—
Total	$79,872,996

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: August 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: August 6, 2010

By:	/s/Roger J. Sit

Roger J. Sit

President

Date: August 6, 2010